Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Jan. 17, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Revolutions Medical CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		73,271,520
Amendment Flag	false
Entity Central Index Key	0001041009
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

BALANCE SHEET (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 1,073	$ 4,844	$ 69,517
Accounts receivable	560	0
Inventory	320,837	0
Due from shareholder	71,300	25,000
Due from litigation	311,000	311,000	0
Prepaid expenses	35,601	312,501	278,757
Other current assets			25,000
Total current assets	740,371	653,345	373,274
Property and equipment, net	1,138,273	1,185,664	812,479
Other			25,000
Goodwill	23,276	23,276	23,276
Licensing agreement	15,000	15,000
Patent development	123,418	101,426
TOTAL ASSETS	2,040,338	1,978,711	1,234,029
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities	1,283,738	719,901	384,984
Credit cards	0	59,217	14,167
Accrued salaries	149,140	120,000	246,225
Accrued interest payable	118,836	64,670	1,323
Convertible promissory notes, net of discounts of $200,278, $307,126, & $91,818, respectively	544,385	80,535	33,182
Embedded conversion option liabilities	314,928	442,311	160,659
Note payable Gifford Mabie	708,188	807,640	740,569
Total current liabilities	3,119,215	2,294,274	1,581,109
Total liabilities	3,119,215	2,294,274	1,581,109
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,000	1,500
Common stock, $0.001 par value, 250,000,000 shares authorized; 65,628,176, 54,729,606 and 42,869,909 shares issued and outstanding at 9/30/12, 12/31/11, and 12/31/10, respectively.	65,628	54,730	42,870
Treasury Stock	0	0	(969)
Additional paid-in capital	32,893,316	29,463,498	25,226,031
Accumulated deficit	(34,038,821)	(29,834,791)	(25,616,512)
Total stockholders' deficit	(1,078,877)	(315,563)	(347,080)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,040,338	$ 1,978,711	$ 1,234,029

BALANCE SHEET (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible promissory notes, discount (in Dollars)	$ 200,278	$ 307,126	$ 91,818
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	65,628,176	54,729,606	42,869,909
Common stock, shares outstanding	65,628,176	54,729,606	42,869,909

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		193 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Revenue	$ 349		$ 1,189				$ 1,189
Cost of sales	219		9,200				9,200
Gross profit	130		(8,011)				(8,011)
EXPENSES
Research and development	9,900		99,588	111,832	111,832	257,350	3,054,826
Depreciation and amortization	28,341	1,625	67,136	4,778	17,023	6,049	169,277
General and administrative expenses	826,489	564,910	3,017,340	2,260,713	3,714,214	2,109,555	29,277,363
Total operating expenses					3,843,069	2,372,954
Operating loss	(864,600)	(566,535)	(3,192,075)	(2,377,323)	(3,843,069)	(2,372,954)	(32,509,477)
Interest income				10	10		17,286
Interest expense	(411,659)	(130,295)	(1,198,603)	(321,123)	(567,081)	(216,671)	(2,100,796)
Investment income	0	0	0	0	0	0	0
Other Income						23,440
Embedded derivative expense					(250,727)	(48,861)
Gain from litigation					311,000
Gain Loss on extinguishment of debt							(152,914)
Gain on disposal of assets							794
Adjustments to fair value of derivatives	(30,930)	1,439	189,046	(79,092)	131,589		9,914
Foreign currency adjustment	(4,475)		(3,497)				(3,377)
Gain from litigation							311,000
Other income (expenses)			1,098				205,327
Total non-operating income (expense)	(447,064)	(128,856)	(1,011,956)	(400,205)	(375,209)	(242,092)	(1,712,766)
Net loss before minority interest	(1,311,664)	(695,391)	(4,204,031)	(2,777,528)	(4,218,278)	(2,615,046)	(34,222,243)
Minority interest in subsidiary loss							(183,422)
Net gain/loss	$ (1,311,664)	$ (695,391)	$ (4,204,031)	$ (2,777,528)	$ (4,218,278)	$ (2,615,046)	$ (34,038,821)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	59,880,928	47,739,213	59,880,928	47,739,213	49,149,099	36,762,006	39,056,508
Basic and diluted net loss per share attributable to common stockholders (in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.07)	$ (0.06)	$ (0.09)	$ (0.07)	$ (0.87)

STATEMENTS OF CASH FLOWS YEAR END (USD $)	12 Months Ended		184 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (4,218,278)	$ (2,615,046)	$ (29,834,790)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock compensation expense			2,018,280
Depreciation and amortization	6,735	6,049	91,842
Purchase R&D - Clear Image			3,309,514
Expenses paid by third parties			57,134
Contribution of services by officer and employees			799,154
Services by officer and employees paid for with non-cash consideration	527,161		694,661
Compensation cost for option price reduction			50,000
Amortization debt discounts	(215,308)	(125,000)	(340,308)
Amortization of options and common stock issued for services			1,775,577
Allowance for doubtful accounts			50,900
Gain on extinguishment of debt			(10,398)
Write-off of Notes Receivable			14,636
Write-off of Notes Payable			(8,239)
Write-off of organizational costs			3,196
Write-off of zero value investments			785,418
Write-off of leasehold improvements and computer equipment			2,006
Compensation costs for stock options and warrants granted to non-employees	368,898		1,573,913
Adjustment for fair value of derivatives		(10,239)	(10,239)
SEC settlement Gifford Mabie	67,072		67,072
(Increase) decrease in prepaid expenses	(33,744)		(33,744)
(Increase) decrease in receivables from related parties	(1,600)	(25,205)	(95,706)
(Increase) decrease in goodwill			(23,276)
(Increase) decrease in other receivables	(311,000)	(274,361)	(761,938)
Increase (decrease) in accrued salaries and consulting	(126,225)	(215,224)	(147,397)
Increase (decrease) in accrued interest	63,347	51,323	205,847
Increase (decrease) in accounts payable and accrued liabilities	381,567	1,188,405	2,794,736
Total operating activities	(3,010,275)	(1,208,525)	(11,118,787)
INVESTING ACTIVITIES
Purchase of property and equipment	(340,321)	(782,375)	(1,229,423)
License and patents	(91,426)		(126,426)
Investment in Ives Health Company			(251,997)
Investment in The Health Club			(10,000)
Leasehold improvements	(39,600)		(39,600)
Total investing activities	(471,347)	(782,375)	(1,657,446)
FINANCING ACTIVITIES
Loans from shareholders		1,800	15,707
Repayment of loans from shareholders			(8,005)
Repayments of Promissory Notes			57,325
Common stock subscribed			546,500
Sale of preferred stock for cash:			(1,000)
Sale of common stock for cash:
From exercise of stock options and warrants	1,679,420	96,201	3,997,588
Less: Issue Costs			(102,318)
Common Stock issued for payment of debt	895,053	366,166	1,261,219
Convertible debentures issued for cash	262,661		617,661
Payment of exclusive license note payable			(100,000)
Beneficial conversion feature	94,624		94,624
Derivative liability	281,652		281,652
Treasury Stock	969	(969)
Total financing activities	3,416,949	1,993,189	12,978,644
Minority interest			(197,567)
Change in cash	(64,673)	2,289	4,844
Cash at beginning of period	69,517	67,228	0
Cash at end of period	4,844	69,517	4,844
Cash paid for interest and taxes during the period			57,571
Non-cash financing and investing activities:
Investment in Globe Joint Venture			(637,566)
Common stock subscriptions			69,800
Capitalized compensation cost for options granted	296,471		1,784,171
20 to 1 reverse stock split			138,188
Prior to Merger [Member]
Sale of common stock for cash:
To third-party investors			574,477
After Merger [Member]
Sale of common stock for cash:
To third-party investors	202,570	1,529,991	5,743,214
Common Stock [Member]
Adjustments to reconcile net loss to net cash used for operating activities:
Stock issued for services	481,100	810,773	5,583,362
Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used for operating activities:
Stock issued for services			270,000
Common Stock Issued to Founders [Member]
Non-cash financing and investing activities:
Common stock issued			7,000
Merger with Cerro Mining Corporation [Member]
Non-cash financing and investing activities:
Common stock issued			300
Ives Merger [Member]
Non-cash financing and investing activities:
Common stock issued			346,262
Promissory Note [Member]
Non-cash financing and investing activities:
Common stock issued			676,500
Payment of Debt [Member]
Non-cash financing and investing activities:
Common stock issued			152,553
Convertible Debentures [Member]
Non-cash financing and investing activities:
Common stock issued	503,839		969,499
Embedded Derivative [Member]
Non-cash financing and investing activities:
Common stock issued	381,887		381,887
Service [Member]
Non-cash financing and investing activities:
Common stock issued	479,586		1,965,716
Payment of Ives Debt [Member]
Non-cash financing and investing activities:
Common stock issued			27,000
Clear Image Shareholders under Short Form Merger [Member]
Non-cash financing and investing activities:
Common stock issued			$ 12,208

STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		193 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
OPERATING ACTIVITIES
Loss from operations before minority interest	$ (4,204,031)	$ (2,777,528)	$ (34,038,821)
Plus non-cash charges to earnings
Stock compensation expense	0	0	2,018,280
Depreciation and amortization	40,791	4,778	132,633
Purchase R&D - Clear Image	0	0	3,309,514
Stock issued for services	410,675
Expenses paid by third parties	0	0	57,134
Contribution of services by officer and employees	0	0	799,154
Services by officer and employees paid for with non-cash consideration	0	0	694,661
Compensation cost for option price reduction	0	0	50,000
Amortization of debt discounts	106,849	0	(233,459)
Amortization of compensation cost for options granted to non-employees and common stock issued for services	0	0	1,775,577
Allowance for doubtful accounts	0	0	50,900
Gain on extinguishment of debt	0	0	(10,398)
Write-off of Notes Receivable	0	0	14,636
Write-off of Notes Payable	0	0	(8,239)
Write-off of organizational costs	0	0	3,196
Write-off of zero value investments	0	0	785,418
Write-off of leasehold improvements and computer equipment	0	0	2,006
Compensation costs for stock options and warrants granted to non-employees	0	0	1,573,913
Adjustment to fair value of derivatives		0	(10,239)
SEC settlement Gifford Mabie	(99,453)		(32,381)
Accounts recievable	(560)	0	(560)
Prepaid expenses	276,900	0	243,156
Inventory	(320,837)	0	(320,837)
(Increase) decrease in receivables from related parties	(46,300)	0	(142,006)
(Increase) decrease in goodwill	0	0	(23,276)
(Increase) decrease in other receivables	0	86,896	(761,938)
Increase (decrease) in accrued salaries and consulting	29,140	0	(118,257)
Increase (decrease) in accrued interest	54,166	43,334	260,013
Increase (decrease) in accounts payable and accrued liabilities	504,620	(139,332)	3,299,356
Total operating activities	(3,248,040)	(2,426,002)	(14,366,827)
INVESTING ACTIVITIES
Purchase of equipment and furnishings	0	(157,621)	(1,229,423)
Leasehold improvements	6,600		(33,000)
Investment in patent development	(21,992)	(19,000)	(148,418)
Investment in Ives Health Company	0	0	(251,997)
Investment in The Health Club	0	0	(10,000)
Total investing activities	(15,392)	(176,621)	(1,672,838)
FINANCING ACTIVITIES
Loans from shareholders	0	0	15,707
Repayment of loans from shareholders	0	0	(8,005)
Repayments of Promissory Notes	0	0	57,325
Issuance of unexercised options for cash	635,707	0	635,707
Issuance of unexercised warrants for cash	394,136	0	394,136
Common stock subscribed		0	546,500
Sale of preferred stock for cash:	0	0	(1,000)
Sale of common stock for cash:
From exercise of stock options and warrants	291,915	1,465,820	4,289,503
Common stock issued for payment of debt	1,271,700	427,921	2,532,919
Less: Issue Costs		0	(102,318)
Beneficial conversion feature	436,184	0	530,808
Derivative Liability	(127,383)	0	154,269
Debt Discount		0
Convertible debentures issued for cash	357,002	439,598	974,663
Payment of exclusive license note payable			(100,000)
Total financing activities	3,259,661		16,238,305
Minority interest			(197,567)
Change in cash	(3,771)	(66,713)	1,073
Cash at beginning of period	4,844	69,517	0
Cash at end of period	1,073	2,804	1,073
Common Stock [Member]
Plus non-cash charges to earnings
Stock issued for services	410,675	355,850	5,994,037
FINANCING ACTIVITIES
Issuance of unexercised options for cash	108,025
Preferred Stock [Member]
Plus non-cash charges to earnings
Stock issued for services	0	0	270,000
Prior to Merger [Member]
Sale of common stock for cash:
Sale of common stock for cash	0	0	574,477
After Merger [Member]
Sale of common stock for cash:
Sale of common stock for cash	$ 400	$ 0	$ 5,743,614

STATEMENTS OF STOCKHOLDERS’ EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member] Cerro Mining [Member]	Common Stock [Member] Maxxon-OK, Founders [Member]	Common Stock [Member] Maxxon-OK, Third-Party [Member]	Common Stock [Member] Ives, Health Company [Member]	Common Stock [Member] Ives, Health Club [Member]	Common Stock [Member] Ives, Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Cerro Mining [Member]	Additional Paid-in Capital [Member] Maxxon-OK, Third-Party [Member]	Additional Paid-in Capital [Member] Ives, Health Company [Member]	Additional Paid-in Capital [Member] Ives, Health Club [Member]	Additional Paid-in Capital [Member] Ives, Debt [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]	Receivables from Stockholder [Member]	Cerro Mining [Member]	Maxxon-OK, Founders [Member]	Maxxon-OK, Third-Party [Member]	Ives, Health Company [Member]	Ives, Health Club [Member]	Ives, Debt [Member]	Total
Balance, amount at Aug. 15, 1996
Business Acquisition, amount		$ 531	$ 7,000	$ 578	$ 311	$ 35			$ (231)	$ 573,899	$ 310,951	$ 34,965					$ 300	$ 7,000	$ 574,477	$ 311,261	$ 35,000
Business Acquisition, Shares (in Shares)		531,000	7,000,000	578,000	311,240	35,000
Convertible Debt							19	65					26,981	128,935								27,000	129,000
Convertible Debt, Shares (in Shares)							18,513	64,500
Subscriptions								53						69,747									(69,800)
Subscriptions, Shares (in Shares)								52,757
Issued for Services								90						173,337									173,427
Issued for Services, Shares (in Shares)								90,499
Debentures								103						74,897									75,000
Debentures, Shares (in Shares)								102,673
Net Income															(795,376)								(795,376)
Issued for Cash								219						353,501									353,720
Issued for Cash, shares (in Shares)								218,569
Balance, amount at Dec. 31, 1997								9,003						1,746,982	(795,376)	(69,800)							890,808
Balance, shares (in Shares) at Dec. 31, 1997								9,002,751
Convertible Debt								45						54,955									55,000
Convertible Debt, Shares (in Shares)								44,827
Subscriptions								(92)						(40,173)		69,800							(40,265)
Subscriptions, Shares (in Shares)								(91,572)
Issued for Services								988						573,560									574,549
Issued for Services, Shares (in Shares)								988,007
Compensation Cost														918,187									918,187
Debentures								549						274,451									275,000
Debentures, Shares (in Shares)								548,574
Net Income															(2,584,383)								(2,584,383)
Issued for Cash								50						90,950									91,000
Issued for Cash, shares (in Shares)								50,000
Exercises of Options								546						359,354									359,900
Exercises of Options, Shares (in Shares)								545,867
Balance, amount at Dec. 31, 1998								11,463						4,110,497	(3,379,759)	0							742,201
Balance, shares (in Shares) at Dec. 31, 1998								11,462,587
Issued for Services								164						166,579									166,743
Issued for Services, Shares (in Shares)								164,069
Compensation Cost														89,728									89,728
Net Income														(1,014,555)									(4,014,555)
Issued for Cash								390						342,034									342,424
Issued for Cash, shares (in Shares)								390,693
Issuance Cost														(16,743)									(16,743)
Exercises of Options								300						149,700									150,000
Exercises of Options, Shares (in Shares)								300,000
Balance, amount at Dec. 31, 1999								12,317						5,121,795	(4,394,314)	0							739,798
Balance, shares (in Shares) at Dec. 31, 1999								12,317,349
Issued for Services														405,000									405,000
Net Income															(1,347,859)								(1,347,859)
Issued for Cash								863						249,525									250,388
Issued for Cash, shares (in Shares)								862,776
Balance, amount at Dec. 31, 2000								13,180						5,776,320	(5,742,173)	0							47,327
Balance, shares (in Shares) at Dec. 31, 2000								13,180,125
Convertible Debt								50						7,450									7,500
Convertible Debt, Shares (in Shares)								50,000
Issued for Services								450						422,000									422,450
Issued for Services, Shares (in Shares)								450,000
Amortization of Compensation Cost														(1,048,754)									(1,048,754)
Net Income														(2,199,085)									(2,199,085)
Issued for Cash								6,558						1,598,142		(547,500)							1,604,700
Issued for Cash, shares (in Shares)								6,558,333
Issuance Cost														(85,575)									(85,575)
Balance, amount at Dec. 31, 2001								24,088						8,700,933	(7,941,258)	(547,500)							236,263
Balance, shares (in Shares) at Dec. 31, 2001								24,088,458
Convertible Debt																102,803							102,803
Compensation Cost								1,200						323,300									324,500
Compensation Cost, Shares (in Shares)								1,200,000
Net Income															(1,933,676)								(1,933,676)
Issued for Cash								3,625						358,875									362,500
Issued for Cash, shares (in Shares)								3,625,000
Issuance Cost														759,795									759,795
Exercises of Options								2,007						(2,007)
Exercises of Options, Shares (in Shares)								2,006,822
Balance, amount at Dec. 31, 2002								30,920						10,140,896	(9,874,934)	(444,697)							(147,815)
Balance, shares (in Shares) at Dec. 31, 2002								30,920,280
Convertible Debt															69,201								69,201
Amortization of Compensation Cost														288,959									288,959
Compensation Cost								7,000						133,000									140,000
Compensation Cost, Shares (in Shares)								7,000,000
Net Income															(1,391,518)								(1,391,519)
Issuance Cost								4,000						76,000									80,000
Issuance Cost, Shares (in Shares)								4,000,000
Exercises of Options								1,140						139,560									140,700
Exercises of Options, Shares (in Shares)								1,140,000
Balance, amount at Dec. 31, 2003								43,060						10,778,415	(11,266,452)	(375,496)							(820,473)
Balance, shares (in Shares) at Dec. 31, 2003								43,060,280
Convertible Debt																18,750							18,750
Issued for Services								32,850						881,150									914,000
Issued for Services, Shares (in Shares)								32,850,000
Net Income															(1,552,008)								(1,552,008)
Issued for Cash								100						4,900									5,000
Issued for Cash, shares (in Shares)								100,000
Exercises of Options								5,866						248,234									254,100
Exercises of Options, Shares (in Shares)								5,866,000
Exercise of Warrants								1,462						71,638		(1,000)							72,100
Exercise of Warrants, Shares (in Shares)								1,462,000
Balance, amount at Dec. 31, 2004								83,338						11,984,337	(12,818,460)	(357,746)							(1,108,531)
Balance, shares (in Shares) at Dec. 31, 2004								83,338,280
Business Acquisition, amount								5,833						132,000									137,833
Business Acquisition, Shares (in Shares)								5,833,331
Subscriptions								5,200						28,800		(34,000)
Subscriptions, Shares (in Shares)								5,200,000
Issued for Services								21,250						455,250									476,500
Issued for Services, Shares (in Shares)								21,250,000
Compensation Cost														130,900									130,900
Reclassification of receivables against amounts owed																357,746							357,746
Net Income															(1,310,783)								(1,310,783)
Issued for Cash								13,039						277,661									290,700
Issued for Cash, shares (in Shares)								13,039,187
Exercises of Options								1,800						43,200									45,000
Exercises of Options, Shares (in Shares)								1,800,000
Balance, amount at Dec. 31, 2005								130,460						13,551,881	(14,129,243)	(34,000)							(480,902)
Balance, shares (in Shares) at Dec. 31, 2005								130,460,798
Subscriptions																34,000							34,000
Issued for Services	1,000							5,500						102,000									107,500
Issued for Services, Shares (in Shares)	1,000,000							5,500,000
Capital contributed by shareholder														3,000									3,000
Compensation Cost														50,000
Debentures														(625,066)									(625,066)
Treasury Stock								(500)						(12,000)									(12,500)
Treasury Stock, shares (in Shares)								(500,000)
Net Income															(598,302)								(598,302)
Exercises of Options								1,000						72,000									1,000
Exercises of Options, Shares (in Shares)								1,000,000
Exercise of Warrants								6,000
Exercise of Warrants, Shares (in Shares)								6,000,000
Balance, amount at Dec. 31, 2006	1,000							145,460						13,160,815	(14,727,545)								(1,427,270)
Balance, shares (in Shares) at Dec. 31, 2006	1,000,000							145,460,798
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20)								(138,188)						138,188
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20) (in Shares)								(138,187,826)
Business Acquisition, amount								8,274						3,301,241									3,309,515
Business Acquisition, Shares (in Shares)								8,273,788
Issued for Services								1,225						388,775									390,000
Issued for Services, Shares (in Shares)								1,225,000
Issuance of restricted stock								40						9,960									10,000
Issuance of restricted stock (in Shares)								40,000
Compensation Cost														223,246									223,246
Net Income															(4,475,017)								(4,475,017)
Issued for Cash								845						299,155									300,000
Issued for Cash, shares (in Shares)								845,000
Exercises of Options								125						9,875									10,000
Exercises of Options, Shares (in Shares)								125,000
Exercise of Warrants								346						6,568									6,914
Exercise of Warrants, Shares (in Shares)								345,662
Balance, amount at Dec. 31, 2007	1,000							18,127						17,537,824	(19,202,563)								(1,645,612)
Balance, shares (in Shares) at Dec. 31, 2007	1,000,000							18,127,422
Business Acquisition, amount								44						12,164									12,208
Business Acquisition, Shares (in Shares)								43,600
Convertible Debt								271						132,759									133,030
Convertible Debt, Shares (in Shares)								271,491
Issued for Services								1,419						258,501									259,920
Issued for Services, Shares (in Shares)								1,419,704
Compensation Cost														342,801									342,801
Net Income															(1,335,154)								(1,335,154)
Issued for Cash								4,722						300,101									304,823
Issued for Cash, shares (in Shares)								4,720,978
Exercises of Options								2,300						395,317									397,617
Exercises of Options, Shares (in Shares)								2,300,000
Balance, amount at Dec. 31, 2008	1,000							26,883						18,769,691	(20,537,771)								(1,740,143)
Balance, shares (in Shares) at Dec. 31, 2008	1,000,000							26,883,195
Business Acquisition, amount								44						12,164									12,208
Business Acquisition, Shares (in Shares)								43,600
Convertible Debt								271						132,759									133,030
Convertible Debt, Shares (in Shares)								271,491
Issued for Services	1,500							2,049						268,500									268,500
Issued for Services, Shares (in Shares)	1,500,000							2,049,704
Compensation Cost														342,801									342,801
Net Income															(2,463,751)								(2,463,751)
Issued for Cash								7,954						1,495,751									1,503,705
Issued for Cash, shares (in Shares)								7,954,424
Exercises of Options								6,751						2,367,789									2,374,540
Exercises of Options, Shares (in Shares)								6,751,250
Balance, amount at Dec. 31, 2009	1,500							35,198						22,515,983	(23,001,468)								(448,786)
Balance, shares (in Shares) at Dec. 31, 2009	1,500,000							35,197,891
Convertible Debt								799						530,039									530,838
Convertible Debt, Shares (in Shares)								799,441															399,441
Issued for Services								2,194						558,578									560,772
Issued for Services, Shares (in Shares)								2,194,891															2,194,890
Treasury Stock																(969)							(969)
Net Income															(2,615,044)								(2,615,046)
Issued for Cash								4,810						1,525,181									1,529,991
Issued for Cash, shares (in Shares)								4,810,287
Exercises of Options								150						37,350									37,500
Exercises of Options, Shares (in Shares)								150,000															150,000
Exercise of Warrants								117						58,583									58,700
Exercise of Warrants, Shares (in Shares)								117,400
Balance, amount at Dec. 31, 2010	1,500							42,870						25,226,031	(25,616,512)	(969)							(347,080)
Balance, shares (in Shares) at Dec. 31, 2010	1,500,000							42,869,909
Convertible Debt								3,191						892,031									895,222
Convertible Debt, Shares (in Shares)								3,191,367															3,021,738
From convertible debt beneficial conversion feature														94,624									94,624
Issued for Services								1,514						479,586									481,100
Issued for Services, Shares (in Shares)								1,513,943															1,513,943
Treasury Stock								(169)								969							800
Treasury Stock, shares (in Shares)								(169,628)
Net Income															(4,218,279)								(4,218,278)
Issued for Cash								656						201,915									202,571
Issued for Cash, shares (in Shares)								656,015
Exercises of Options								6,668						1,672,752									1,679,420
Exercises of Options, Shares (in Shares)								6,668,000															6,668,000
Preferred stock forfeited	(500)													500
Preferred stock forfeited (in Shares)	(500,000)
Balance, amount at Dec. 31, 2011	1,000							54,730						29,463,498	(29,834,791)								(315,563)
Balance, shares (in Shares) at Dec. 31, 2011	1,000,000							54,729,606
Convertible Debt, Shares (in Shares)																							7,415,913
Issued for Services, Shares (in Shares)																							1,808,390
Compensation Cost																							0
Net Income																							(4,204,031)
Exercises of Options, Shares (in Shares)								475,000
Balance, amount at Sep. 30, 2012																							$ (1,078,877)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation (“the Company”), has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes. Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases. The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, RevDisplay™. These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary third-party manufacturing facility is located in Wuxi, China.

Development Stage Company

From its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Generally Accepted Accounting Principles

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) released its Accounting Standards Codification (“ASC”). The ASC became effective for interim or annual financial statements issued after September 15, 2009. The ASC is the single source of generally accepted accounting principles.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, “Income Taxes.” Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Information

The Company follows the guidance in ASC 280, “Segment Reporting”. The Company identifies its operating segments based on business activities, management responsibility and geographical location.  During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings (Loss) per Share

The Company computes net income per share in accordance with ASC 260, “Earnings per Share”. Under these provisions, basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period. Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding. During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect. Therefore, the outstanding stock options were not included in the September 30, 2012, and December 31, 2011, calculations of loss per share.

Accounts receivable

The Company records trade receivables when revenue is recognized. No product has been consigned to customers.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order. Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in Other accrued liabilities on the Balance Sheet. The Company records an allowance for estimated returns as a reduction to Accounts receivable and Gross profit. To date, returns have been immaterial.

Inventories

Inventories are valued at the lower of cost or market, with cost being determined using actual average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off.

Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassifications

Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.

Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina.

Valuation of Derivative Instruments

ASC 815-40 (formerly SFAS No. 133 “Accounting for derivative instruments and hedging activities”), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments such as warrants, on their issuance date and in accordance with ASC 815-40-15 (formerly EITF 00-19 “Accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock”) to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula. At September 30, 2012, the Company adjusted its derivative liability to its fair value, and reflected the change in fair value, in its statement of operations.

Fair Value Measurements

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date. The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

•	Level 1 – quoted prices in active markets for identical assets or liabilities.

•	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

•	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at September 30, 2012, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,073	$—	$—	$1,073

Derivative liability	$—	$—	$(314,928)	$(314,928)

Derivative liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.18%	to	0.19%
Expected life (years)	0	to	3
Dividend Yield			0%
Volatility	0%	to	162%

The following is a reconciliation of the derivative liability:

Value at December 31, 2011	$442,311
Issuance of instruments	$174,447
Decrease in Value	$(162,014)
Reclassification	$(139,816)
Value at September 30, 2012	$314,928

Notes and Loans Payable

At September 30, 2012 and December 31, 2011, notes and loans payable consist of:

	September 30, 2012	December 31, 2011
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$191,663	$207,161
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	—	40,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	---	45,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	---	42,500
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	---	53,000
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP secured by the Company’s assets, interest rate of 12.0% per annum, with payment due on or before January 3, 2013	175,000	---

Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before February 15, 2013	53,000	---
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before March 21, 2013	42,500	---
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before May 10, 2013	42,500
		---
Convertible Promissory Note Payable issued in the course of a private placement to individual investors secured by the Company’s assets, interest rate of 8.0% per annum, with payment due one year from the date of each note	240,000	---

Total	744,663	387,661
Less: Unamortized Discount	(200,278)	(307,126)
	$544,385	$80,535

Commitments and Contingencies

JMJ Financial

On February 22, 2011, the Company issued a $1,050,000 Convertible Promissory Note to JMJ Financial, Inc. (“JMJ”), a private investor.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 22, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion.

On February 28, 2011, the Company issued a $500,000 Convertible Promissory Note to JMJ.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 28, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion. The principal amount owed to JMJ Financial at September 30, 2012, is $191,663 from the $1,050,000 Convertible Promissory Note. No amount is owed to JMJ Financial from the $500,000 Convertible Promissory Note.

On March 12, 2012 the Company filed a lawsuit against Justin Keener and JMJ Financial in Charleston County, South Carolina. The Company sought a rescission and financial relief for the convertible debt agreement signed February 22, 2011. The Company claimed that it was unable to deliver the shares requested in the common stock conversion requests dated January 9, 2012 for 1,000,000 shares and January 30, 2012 for 1,226,049 shares due to the risk of defaulting on the convertible debt agreement by losing Depository Trust Company “DTC” eligibility. The contract stated that the Company would be considered in default of the agreement if the Company lost DTC eligibility due to a “chill” placed upon the electronic transfer of the stock. The Company had previously been made aware of other companies that had entered into similar agreements losing DTC eligibility and felt that JMJ had put the Company in an untenable position of either defaulting by losing DTC eligibility or defaulting by failing to issue the requested shares. The Company claimed that JMJ’s unreasonably high demands for conversion caused a “frustration” of the principal purpose of the contract and supports the rescission of the contract and a return of the parties to their respective positions before the contract was signed. On April 12, 2012 the Company withdrew the lawsuit filed in South Carolina to pursue its rights and counterclaims in Miami-Dade County, Florida.

The Company also claims the default notice issued by JMJ obligated the Company to pay JMJ the outstanding principal balance under the note along with the accrued and unpaid interest. The principal balance due at the time JMJ issued the default notice amounted to $191,663. The Company disputes JMJ’s claims that the Company was liable for a sum far in excess of this based upon the default provision of the contract.

A lawsuit was filed against the Company by JMJ Financial in Miami-Dade County, Florida on March 15, 2012. The lawsuit claims that the Company breached the terms of the convertible debt agreement by failing to issue shares requested in a stock conversion by JMJ on January 9, 2012 for 1,000,000 shares and on January 30, 2012 for 1,226,049 shares. JMJ is seeking the delivery of 2,226,049 shares of common stock of the Company, plus costs and prejudgment interest. On August 30, 2012, the Company filed its counterclaims against JMJ Financial which included Fraud by Concealment, among other claims. The Company alleges that Keener and JMJ had a responsibility and obligation under Florida law to disclose not to conceal during the negotiations of the agreement the fact that Keener and JMJ had outstanding and current issues with these type of convertible notes with DTC which could do detrimental harm to liquidity and electronic transfer of the Company's stock if DTC eligibility was "chilled". This would severely hamper future capital raising and harm its current shareholders but would solely benefit Keener and JMJ under the default clauses in this agreement.

Asher Enterprises, Inc.

During the three months ended September 30, 2012, Asher elected to convert $88,500 in convertible debt agreements into common stock. The conversion price was based upon 55% of the 3 lowest closing bid prices in the previous 10 days to conversion. This resulted in the conversion of 1,270,101 shares of common stock to satisfy this debt.

The Company entered into one securities purchase agreement in the third quarter of 2012 with Asher Enterprises, pursuant to which the Company issued a convertible promissory note to Asher Enterprises for an original principal amount of $42,500 on August 15, 2012, in return for aggregate gross cash proceeds of $42,500.  The note bears interest at a rate of 8% per annum and provides for the payment of all principal and interest 9 months from the date of the notes’ respective issuance.  The principal amount owed to Asher Enterprises at September 30, 2012, is $138,000. This includes the note issued for $42,500 in the third quarter of 2012 and the notes from May 15, 2012 for $53,000 and from June 21, 2012 for $42,500. The notes are convertible at the election of Asher Enterprises into that number of shares of the Company’s common stock determined by multiplying 55% by the average of the lowest three closing bid prices of the Company’s common stock on the OTC Markets OTCQB during the 10 business days immediately preceding the date of conversion, subject to adjustment.

TCA Global Credit Master Fund, LP

The Company entered into a securities purchase agreement in the first quarter of 2012 with TCA Global Credit Master Fund, LP (“TCA”), pursuant to which the Company issued a convertible promissory note to TCA for an original principal amount of $225,000 on January 3, 2012.  The note bears interest at a rate of 12% per annum and provides for the payment of all principal and interest 12 months from the date of the note’s respective issuance. TCA elected to convert $50,000 of the convertible debt agreement into common stock on August 15, 2012. The conversion price was determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets OTCQB during the 5 business days immediately preceding the date of conversion. This resulted in the conversion of 294,118 shares of common stock to satisfy this debt.  The principal amount owed to TCA at September 30, 2012, is $175,000. The note is convertible at the election of TCA into that number of shares of the Company’s common stock determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets OTCQB during the 5 business days immediately preceding the date of conversion, subject to adjustment.

Private convertible debt placement with individual investors

The Company entered into nine securities purchase agreements in the third quarter of 2012, with individual investors, pursuant to which the Company issued nine convertible promissory notes for an original principal amount of $25,000 on July 12, 2012, for $100,000 on July 13, 2012, for $50,000 on July 13, 2012, for $75,000 on July 26, 2012, for $25,000 on August 2, 2012, for $25,000 on August 30, 2012, for $25,000 on September 4, 2012 and for $15,000 on September 20, 2012, respectively, in return for aggregate gross cash proceeds of $390,000. The notes bear interest at a rate of 8% per annum and provide for the payment of all principal and interest 12 months from the date of the notes’ respective issuance. The notes also feature detachable warrants exercisable within one year of the agreement. All warrants issued along with the convertible debt agreements are outstanding, with a total of 3,666,005 warrants issued at 25 cents and 1,833,002 warrants issued at 50 cents.  In determining the cost associated with the issuance of this debt and the appropriate fair value for the warrants, the Company uses the Black-Scholes option pricing formula.  The principal amount owed according to these notes as of September 30, 2012, is $240,000. The notes are convertible at the election of the individual into that number of shares of the Company’s common stock determined by multiplying 75% by the average of the daily volume weighted average prices of the Company’s common stock on the OTC Markets OTCQB during the 5 business days immediately preceding the date of conversion, subject to adjustment.

During the three months ended September 30, 2012, seven investors elected to convert $350,000 in aggregate in convertible debt agreements into common stock. The conversion price was based upon 75% of the average of the daily volume weighted average prices of the Company’s common stock during the 5 business days immediately preceding the date of conversion, subject to adjustment. This resulted in the conversion of 2,725,136 shares of common stock to satisfy this debt.

Debt Discount

In connection with the two notes converted and the $138,000 outstanding from Asher Enterprises in the third quarter of 2012, we recorded interest expense to amortize the debt discount in the amount of $98,558 during the quarter ended September 30, 2012.

In connection with the sale of a Convertible Promissory Note Agreement on February 22, 2011, with JMJ, relating to a private placement of a total of up to $1,050,000 in principal amount, we recorded interest expense to amortize the debt discount in the amount of $21,701 during the quarter ended September 30, 2012. This amount is based upon the remaining unconverted amount of $191,663 from the $450,000 we received in four tranches from this agreement.

In connection with partial conversion of $50,000 and the $175,000 outstanding from TCA pursuant to a short-term note issued on January 3, 2012, we recorded interest expense to amortize the debt discount in the amount of $51,333 during the quarter ended September 30, 2012.

There remains a total of $200,278 of debt discount yet to be amortized as of September 30, 2012.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the Emerging Issues Task Force guidance on beneficial conversion features. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with the guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The notes issued by Asher in 2012 contain a beneficial conversion feature due to a fixed conversion price of $0.00009 and no adjustment due to dilutive issuance. Additionally, the notes issued through the private placement to individual investors all contain a beneficial conversion feature due to an amendment featuring a fixed conversion price of $0.00009 and no adjustment due to dilutive issuance. The total paid in capital for this beneficial conversion feature for these agreements as of September 30, 2012 is $530,807. Of this, $289,377 is due to the agreements with Asher Enterprises and $241,430 is due to the agreements with private investors.

Gifford Mabie Settlement

On April 8, 2008, the Company entered into a Memorandum of Understanding with its former Chief Executive Officer to settle an outstanding obligation through the issuance of its common stock on a quarterly basis commencing May 8, 2008, for one year. The value of the issuance of the common stock will be determined by the market value of the ten-day average price at the time of each quarterly issuance of common stock. During 2008, the Company issued 271,491 shares at a total value of $133,030 to partially repay this debt.

In 2010, the Company determined the final liability balance upon the complete liquidation of Mr. Mabie’s account and issued 400,000 shares of the Company’s common stock as additional repayment for this debt. The initial balance for this settlement debt as of October 12, 2010 was $924,568.

The agreement reached with the SEC on behalf of Gifford Mabie specifies that the Company is to periodically issue shares to the special account for Gifford Mabie in order that 2,500 shares can be sold each day the market is open until the liability is satisfied. When the 400,000 shares were placed in the special account on December 14, 2010, to be sold over the course of the next 160 days the market was open, an estimated value for these shares was determined based upon the 10 day average share price following the date of issuance. As of September 30, 2012, the remaining principal balance to be paid was $708,187 based upon this valuation.

Share Based Compensation

The Company relies on the guidance provided by ASC 718, (“Share Based Payments”). ASC 718 requires companies to expense the value of employee stock options and similar awards and applies to all outstanding and vested stock-based awards.

In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility, and expected remaining lives of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s stock-based compensation expense could be materially different in the future.

The fair value concepts were not changed significantly in ASC 718; however, in adopting this Standard, companies were given the option to choose among alternative valuation models and amortization assumptions. We elected to continue to use the Black-Scholes option pricing model and expense the options as compensation over the requisite service period of the grant. We will reconsider use of the Black-Scholes model if additional information becomes available in the future that indicates another model would be more appropriate, or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock. The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company. The plan allows the Company to issue either stock options or common shares.

On January 3, 2012, under the terms of The Company’s 2007 Stock Option Plan, 1,000,000 options were issued to Dr. Thomas Beahm, a Company director exercisable at 15 cents each.

On January 3, 2012, under the terms of The Company’s 2007 Stock Option Plan, 1,000,000 options were issued to the Company’s CEO, Rondald Wheet, exercisable at 15 cents each

On January 3, 2012, under the terms of The Company’s 2007 Stock Option Plan, 500,000 options were issued to the Company’s COO, Vincent Olmo, exercisable at 15 cents each.

On March 14, 2012, under the terms of The Company’s 2007 Stock Option Plan, 200,000 options were issued for consulting services exercisable at 40 cents each.

Consulting Agreements

Periodically, the Company issues consulting agreements to individuals who are obligated under the terms of the agreement, to market the Rev Vac safety syringe within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies. Consultants are vetted to the best of the Company’s abilities through due diligence reviews before the Company enters into any agreements. The purpose of these reviews is to determine a consultant’s ability to market the product for the Company.

The fair value of all stock compensation issued is determined by calculating the difference between the option exercise price and the closing price at the day of the option grant. Because the options were issued under a limited window for exercise (10 days), with very little expected volatility, no dividend yield and a negligible effect from interest, the value of the option based compensation was recorded as the difference between option exercise price and the closing share price upon the date of the grant. A valuation of these options was performed using the Black-Scholes model and due to the limited exercise window, the value under this method is the same as the difference between option exercise price and the closing price at the day of the option grant.

Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost.  Expenditures for maintenance and repairs are charged to operating expenses as incurred.  When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals. Debt issuance costs are amortized over the terms of the various agreements. Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”). Clear Image was a privately held company and was conducting research and development on Color MRI Technology. Clear Image was not able to secure the funding needed to keep this research and development going into the future.  Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time. The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again. The Company exchanged 8.2 million of its common shares which were trading at a market price of $0.40 at the date of acquisition.  To arrive at a value for the Color MRI Technology, the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately $23,000, which was recorded as goodwill because there were no other assets to value.

Critical Accounting Policies

In June 2009, FASB approved the FASB Accounting Standards Codification (“the Codification”) as the single source of authoritative nongovernmental GAAP. All existing accounting standard documents, such as FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other related literature, excluding guidance from the SEC, have been superseded by the Codification.  All other non-grandfathered, non-SEC accounting literature not included in the Codification has become non-authoritative.  The Codification did not change GAAP, but instead introduced a new structure that combines all authoritative standards into a comprehensive, topically organized online database.  The Codification is effective for interim or annual periods ending after September 15, 2009, and impacts our financial statements as all future references to authoritative accounting literature will be referenced in accordance with the Codification. There have been no changes to the content of our financial statements or disclosures during the quarter ended September 30, 2012, as a result of implementing the Codification.

Date of Management’s Review

Subsequent events have been evaluated through November 13, 2012, the date the financial statements were available to be issued.

NOTE 1 – FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revision of Previously Issued Consolidated Financial Statements

Revolutions Medical Corporation (the "Company") is revising herein its historical financial statements for the year ended December 31, 2010. The revision is the result of the Company making corrections for the combined effect of financial statement errors attributable to (i) the immaterial misstatement of expenses due to incorrectly calculating the correct debt discount to be amortized of $50,000 on November 8, 2010 for the conversion of an Asher convertible debt agreement (ii) immaterial calculation on a gain on an embedded derivative of $10,801 as of the valuation date of October 18, 2010 (iii) immaterial embedded derivative expense of $561 as of October 18, 2010 (iv) immaterial adjustment to reduce debt discount by $125,000 and to reduce embedded derivative liability by $164,760. The Company assessed the impact of these errors on its prior interim and annual financial statements and concluded that these errors were not material, individually or in the aggregate, to any of those financial statements.

Description of Adjustments

Set forth below is a description of the revision adjustments reflected in the revision of previously issued financial statements.

Understatement of expenses due to the incorrect calculation of debt discount – The Company failed to properly expense the debt discount for the convertible debt agreement issued by Asher Enterprises on November 8, 2010. An adjustment was made to increase interest expense by $50,000 and decrease the debt discount by $50,000.

Understatement of gain due to fair value of embedded derivative – The Company failed to properly record the gain on the fair value of a derivative as of October 18, 2010 of $10,801. An adjustment was made to record a gain of $10,801 and to reduce the embedded derivative liability by $10,801. The Company also failed to properly record an embedded derivative expense of $561 on October 18, 2010. An adjustment was made to increase embedded derivative expense by $561 and to increase the embedded derivative liability by $561.

The following table summarized the effects of the adjustments on Statement of Operations for Revolutions Medical Corporation for the year ended December 31, 2010.

Statement of Operations

	As previously reported	Adjustments	As revised
Operating Loss	2,360,314	-	2,360,314
Interest Expense	166,671	(50,000)	216,671
Embedded Derivative Expense	48,299	(561)	48,861
Gain on Fair Value of Derivative	12,640	10,801	23,441
Net loss	2,575,284	(39,760)	2,615,046

Understatement of paid in capital due to adjustment to debt discount and embedded derivative liability - The Company had initially recorded an increase to paid in capital upon the expensing of the debt discount for the Asher convertible debt agreements issued in 2010. Upon conversion of these debt agreements in the amount of $125,000, the Company initially recorded an interest expense of $125,000 and increase in paid in capital for $125,000. An adjustment was made to reduce paid in capital by $125,000 and reduce debt discount by $125,000. The Company failed to write off the embedded derivative liability for the Asher conversion on October 18, 2010. An adjustment was made to reduce the embedded derivative liability by $164,761 and increase paid in capital for $164,761. There was no net change in the balance of current liabilities or shareholder’s equity as a result of these changes as of December 31, 2010. As a result of all of these changes, the net loss for the year increased by $39,760 and paid in capital increased by $39,760.

Paid in capital prior to adjustment	$25,186,270
Reduction in paid capital due to reduction in debt discount	$(125,000)
Increase in paid in capital due to decrease in embedded derivative liability	$164,761
Paid in capital after adjustment	$25,226,031

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary manufacturing facility is located in Wuxi, China.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Accounting estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Generally Accepted Accounting Principles

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) released its Accounting Standards Codification (“ASC”).  The ASC became effective for interim or annual financial statements issued after September 15, 2009.  The ASC is the single source of generally accepted accounting principles.

Stock-based Compensation

The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”).  Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income.  The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model.  This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.  In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period.  The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50, “Equity-Based Payments to Non-Employees” (“Topic No. 505-50”). Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant. The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model. In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

During the course of 2011, the Company entered into several consulting agreements to perform marketing services for the company as it begins to enter into the production stage for the RevVac™ safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consults are issued options at a discount to the market price at the day of issuance. These options must be exercised within a 10 day window from the time of issuance. The consultants therefore are committed to purchasing these options in order to enter into the consultant agreement and are obligated to adhere to the terms of the agreement. The agreements are recorded as a prepaid consulting expense upon the commencement of the agreement and expensed each quarter for the duration of the agreement. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model. Since the exercise window for these options is so short, the amount of the consulting expense is recorded as the difference between the exercise price and the market price as of the date of issuance.

Litigation Settlements

Proceeds from litigation settlements are recognized when realizable. In September 2005, we filed an additional patent on our RevVac™ safety syringe under a joint venture agreement with Globe Med Tech which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. The Company filed a lawsuit to rescind, terminate and seek monetary damages for the non-fulfillment and breach of the joint venture agreement and other related agreements with Globe Med Tech in March 2007, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements and to give 100% ownership back to the Company (see Item 3 - Legal Proceedings and “RISK FACTORS”). This patent was issued January 13, 2009. A summary judgment hearing was held in May, 2011, in Tulsa, OK. On August 15, 2011, the District Court of Tulsa County, State of Oklahoma granted Revolutions Medical a summary judgment against Globe Medical Tech. On October 21, 2011, Revolutions Medical received journal entry of judgment. The Court requires Globe Med Tech to pay to Revolutions Medical the sum of $311,440, the return of all syringes, design files and sample molds, the return of 266,667 shares of common stock, to assign all rights to the January 2009 issued patent number 11/115,446 and to cease and be prohibited from claiming any interest or ownership to the RevVac™ auto-retractable vacuum safety syringe. Globe Med Tech’s appeal was denied on December 13, 2011.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth “in FASB Accounting Standards Codification, 740 Income Taxes.” Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Information

Effective January 1, 1998, the Company adopted the provisions of SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information, now contained in FASB Accounting Standards Codification 280, Segment Reporting.” The Company identifies its operating segments based on business activities, management responsibility and geographical location. During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings (Loss) per Share

The Company computes net income per share in accordance with FASB Accounting Standards Codification 260, “Earnings per Share” and SEC Staff Accounting Bulletin No. 98 (“SAB 98”).  Under the provision of Accounting Standards Codification 260 and SAB 98 basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period. Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding. During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect. Therefore, the outstanding stock options were not included in the December 31, 2011 and 2010 calculations of loss per share.

Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassifications

Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.

Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives (years)

Machinery and equipment	3	to	15
Furniture and fixtures			7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals. Debt issuance costs are amortized over the terms of the various agreements. Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.  Clear Image was not able to secure the funding needed to keep this research and development going into the future.   Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time. The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again.  The Company exchanged approximately 8.2 million of its common shares which were trading between $0.40 and $0.50 at the time of acquisition.  To arrive at a value for the Color MRI Technology the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately $23,000 which was recorded as goodwill because there were no other assets to value.

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

•	Level 1 – quoted prices in active markets for identical assets or liabilities.

•	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

•	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2011, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$(442,311)	$(442,311)

Derivative liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.10%	to	0.19%
Expected life (years)	0	to	3
Dividend Yield			0%
Volatility	0%	to	186%

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

The following is a reconciliation of the derivative liability:

Value at December 31, 2010	$160,659
Issuance of instruments	$840,442
Decrease in Value	$(40,030)
Reclassification	$(518,760)
Value at December 31, 2011	$442,311

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the Emerging Issues Task Force guidance on beneficial conversion features. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with the guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The notes issued by Asher on November 7, 2011 and December 19, 2011 contain a beneficial conversion feature due to an amendment featuring a fixed conversion price of $0.00009 and no adjustment due to dilutive issuance. For the November 7, 2011 note, this beneficial conversion feature was initially calculated at $42,500 and the beneficial conversion feature for the December 19, 2011 note calculated at $52,123.97.

Notes and Loans Payable

At December 31, 2011 and December 31, 2010, notes and loans payable consist of:

	December 31, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$207,161	$—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before July 19, 2011	—	125,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	40,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	45,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	42,500	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	53,000	—

Total	387,661	125,000
Less: Unamortized Discount	(307,126)	(91,818)
	$80,535	$33,182

Subsequent Events

On January 3, 2012, the Company, in accordance with a Committed Equity Facility with TCA Global Credit Master Fund, issued 559,268 shares of the Company’s common stock in exchange for $225,000.

On February 10, 2012, the Company consummated a private placement offering, pursuant to which the Company closed on a total of $325,000. In connection with the offering, the Company entered into a series of subscription agreements, pursuant to which the Company issued five convertible promissory notes (the “Notes”) and common stock purchase warrants to four (4) accredited investors. The notes mature twelve (12) months following issuance thereof. The interest rate is eight percent (8%) per. The Company has the option, upon receiving written consent from the holder, to pre-pay the notes in full or in part without penalty. All or any portion of the outstanding principal balance and all accrued and unpaid interest of the notes may be converted, into shares of the Company’s common stock at a price equal to a twenty five percent (25%) discount to the average of the daily volume weighted average prices of the Company’s common stock during the five (5) trading days immediately prior to the conversion date. Simultaneous with the issuance of the notes and pursuant to the terms of the subscription agreements, the Company issued to the each investor two common stock purchase warrants for every twenty five thousand ($25,000) invested in the offering to purchase shares of the Company’s common stock in the following amounts: (i) one hundred thousand (100,000) warrants at an exercise price of $0.25 per share (“Warrant A”) and (ii) fifty thousand (50,000) warrants at an exercise price of $0.50 per share (“Warrant B”, and together with Warrant A”, the “Warrants”). The Warrants expire on December 31, 2012, and contain a standard cashless exercise provision. Further, the Warrants contain certain “piggy-back” registration rights, pursuant to which the Company will register the shares underlying the Warrants under the Securities Act of 1933, as amended (the “Securities Act”), in a registration statement filed with the U.S. Securities and Exchange Commission. The Warrants and the shares underlying the Warrants were issued pursuant to exemptions from registration provided by Section 4(2) of the Securities Act and/or Regulation D promulgated thereunder.

On February 14, 2012, in exchange for $46,000 of funding, the Company issued a nine-month convertible promissory note. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to a 45% discount from the market price at the time of conversion. The note carries an interest rate of 22% per annum.

On March 12, 2012, pursuant to a consulting agreement, the Company issued 75,000 shares of the Company’s common stock to a consultant upon the exercise of stock options for outside consulting services rendered in the amount of $6,750.

On March 23, 2012, in exchange for $42,500 of funding, the Company issued a nine-month convertible promissory note. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to a 45% discount from the market price at the time of conversion. The note carries an interest rate of 22% per annum.

New Accounting Standards

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting.  Management has reviewed the recently issued pronouncements and concluded that the following new accounting standards are potentially applicable to the Company.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 will be applied retrospectively and is effective for annual and interim reporting periods beginning on or after January 1, 2013. The adoption of this amendment will not have a material impact on the Company’s disclosures to the consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” This ASU is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, “Intangibles-Goodwill and Other.” The more-likely-than-not threshold is defined as having a likelihood of more than 50%. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU amends the FASB Accounting Standards Codification (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In addition, in December 2011, the FASB issued an amendment to ASU No. 2011-05 that defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. ASU 2011-05 will be applied retrospectively, and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will only impact the presentation of comprehensive income (loss) on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 will be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company’s consolidated financial statements.

Date of Management’s Review

Subsequent events have been evaluated through March 30, 2012, the date the financial statements were available to be issued.

NOTE 2 - UNCERTAINTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity Disclosure [Policy Text Block]
NOTE 2 - UNCERTAINTIES

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has just entered the production and sales stage and has not established sources of revenues to fully fund the development of business and pay operating expenses, resulting in a cumulative net loss of $(34,038,821) for the period from inception (August 16, 1996) to September 30, 2012. The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising and initial production and sales efforts to fund the development of its retractable safety syringe.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 - UNCERTAINTIES

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company is in the development stage and has not established sources of revenues to fund the development of business and pay operating expenses, resulting in a cumulative net loss of $(29,834,791) for the period from inception (August 16, 1996) to December 31, 2011. The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising efforts to fund the development of its retractable safety syringe. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 3 - MAXXON/GLOBE JOINT VENTURE AGREEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NOTE 3 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

On November 3, 2005, the Maxxon, Inc. (“Maxxon,” the former name of the Company) and Globe Med Tech, Inc. (“Globe”) entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world. Maxxon and Globe each own 50% of the joint venture.  Maxxon contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto. In connection with the agreement, Maxxon issued restricted shares of its common stock, valued at $625,066, to Globe. Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement. On March 1, 2007, the Company filed a lawsuit in the District Court of Tulsa County, Oklahoma against Globe to rescind, terminate and seek monetary damages for the non-fulfillment and breach of a joint venture agreement entered into November 3, 2005, and other related agreements, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements. On October 29, 2008, the Company filed a lawsuit in the District Court of Harris county Texas, a lawsuit for fraud and contempt of court for Globe and Andy Hu, individually. On October 24, 2011, the Company was granted its request for summary judgment against Globe and awarded $311,440 and the return of 266,667 shares of the Company’s common stock by a Federal District Court in Tulsa County, Oklahoma. In addition to the monetary award and the return of the Company’s common stock, Globe is also required to return all syringes, design files, and sample molds to the Company. Furthermore, the Court ordered that Globe assign to the Company all rights to the January 2009 issued United States patent for the RevVac™ auto-retractable vacuum safety syringe. Globe is prohibited from claiming any interest or ownership in the Company’s safety vacuum syringes going forward. On December 14, 2011, the Supreme Court of Oklahoma denied Globe’s appeal. The Company is currently going through the process of collecting on this judgment.

NOTE 3 - MAXXON/GLOBE JOINT VENTURE AGREEMENT

On November 3, 2005, Maxxon and Globe Med Tech, Inc. entered into a definitive joint venture agreement to patent, develop, manufacture, market and distribute safety needle products throughout the world. Maxxon and Globe each own 50% of the joint venture. Maxxon contributed its safety syringe technology and patent rights related thereto and Globe contributed its safety syringe IV catheter and patent rights related thereto. In connection with the agreement, Maxxon issued restricted shares of its common stock, valued at $625,066, to Globe. Subsequent to December 31, 2006, the Company ended the joint venture and cancelled the shares of common stock and options that were issued to Globe pursuant to the agreement. In September 2005, an additional patent on the RevVac™ safety syringe under the joint venture agreement with Globe Med Tech was filed which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. The Company filed a lawsuit to rescind, terminate and seek monetary damages for the non-fulfillment and breach of the joint venture agreement and other related agreements with Globe Med Tech in March 2007, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements and to give 100% ownership of all patents back to the Company (see Item 3 - Legal Proceedings and “RISK FACTORS”). This patent was issued January 13, 2009. A summary judgment hearing was held in May, 2011, in Tulsa, OK. On August 15, 2011, the District Court of Tulsa County, State of Oklahoma granted Revolutions Medical a summary judgment against Globe Medical Tech. On October 21, 2011, Revolutions Medical received journal entry of judgment. The Court requires Globe Med Tech to pay to Revolutions Medical the sum of $311,440, the return of all syringes, design files and sample molds, the return of 266,667 shares of common stock, to assign all rights to the January 2009 issued patent number 11/115,446 and to cease and be prohibited from claiming any interest or ownership to the RevVac™auto-retractable vacuum safety syringe. Globe Med Tech’s appeal was denied on December 13, 2011. Revolutions Medical is actively pursuing Globe Med Tech under this judgment to seek all relief and damages.

NOTE 4 - OTHER COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 4 - OTHER COMMITMENTS AND CONTINGENCIES

Employment Agreement with Rondald L. Wheet, Chief Executive Officer

Effective April 1, 2012, the Company and Mr. Wheet, our Chief Executive Officer, entered into a two (2) year employment agreement.  The agreement provides for an annual salary of $247,500.  He is responsible for the Company’s substantive and financial reporting requirements of the Securities Exchange Act of 1934, as amended, and is specifically allowed to hire any and all professionals necessary to assist that process.  The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave.  The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement.  The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.

Mr. Wheet may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Wheet to relocate or assigns duties not commensurate with his position as Chief Executive Officer, (v) Mr. Wheet is removed from the Board of Directors and (vi) the Company defaults in making payments required to Mr. Wheet under this agreement. For two years following his resignation or termination, Mr. Wheet will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Employment Agreement with Vincent Olmo, Chief Operating Officer

Effective April 11, 2011, the Company and Mr. Olmo, our Chief Operating Officer, entered into a three (3) year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually.  He is responsible for all daily operating and production activities of the Company. The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave.  The Company will reimburse all of his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement.  The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.

Mr. Olmo may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all or substantially all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Olmo to relocate or assigns duties not commensurate with his position as the Chief Operating Officer  and (v) the Company defaults in making payments required to Mr. Olmo under this agreement.  For two years following his resignation or termination, Mr. Olmo will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Employment Agreement with Burton Hodges, Chief Financial Officer

Effective June 1, 2011, the Company and Mr. Hodges, our Chief Financial Officer, entered into a three (3) year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually.  He is responsible for all financial functions and capital resources of the Company, including corporate finance, project finance, corporate accounting, reporting and risk management.  The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave.  The Company will reimburse all of his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement.  The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business.

Mr. Hodges may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all or substantially all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Hodges to relocate or assigns duties not commensurate with his position as the Chief Financial Officer  and (v) the Company defaults in making payments required to Mr. Hodges under this agreement.  For two years following his resignation or termination, Mr. Hodges will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Amounts Due Pursuant to Employment and Consulting Agreements

As of September 30, 2012, the Company had accrued $149,140 pursuant to employment agreements. Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful. No litigation related to these previous employment agreements has been initiated or threatened.  There is no assurance, however, that such litigation will not be initiated in the future.

Amounts Due Pursuant to Employee Payroll Liabilities

As of September 30, 2012, the Company had accrued $319,052 pursuant to employment payroll liabilities. Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful. A tax lien has been filed against the Company by the South Carolina Department of Revenue due these delinquent payments. Action by federal taxing authorities has not been initiated or threatened at this point. There is no assurance, however, that such action will not be initiated in the future.

Amounts Due Pursuant to Accounts Payable Liabilities

As of September 30, 2012, the Company had accrued $875,320 pursuant to accounts payable with vendors. Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful. Of this balance, $236,630 is due to YesoMed, the Company’s manufacturing partner in Wuxi, China. $206,227 is due to YesoMed for the remaining balance of the first purchase order the Company placed with the manufacturer. The remaining balance of accounts payable of $432,463 is due for various services such as legal, accounting and consulting work.

Patent Applications for the Company’s Retractable Safety Syringes

The Company owns one (1) published patent on its Auto Retractable Vacuum RevVac™ safety syringe issued in January 2005 and one (1) published patent on its safety blood drawing device issued in June 2003. In January 2009, a second patent for the RevVac™ auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture. Upon the ruling in the Globe Med Tech lawsuit, the Company now has full ownership of the entire patent. The Company also filed international patent protection rights regarding the RevVac™ Auto Retractable Vacuum Safety Syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and in Europe. Patents in Mexico and in China were issued in the 3rd and 4th quarters of 2011, respectfully.

The Company filed a U.S. provisional patent on May 2, 2011, on it new vacuum design for the pre-filled market. On May 2, 2012, the Company filed an international Patent Cooperation Treaty (PCT) for this new design.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions. Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a database, the user can obtain similar, identified images to aid the user in interpretation of the image being studied. The Company currently owns four (4) separate patent applications, filed in June of 2007, each of which received USPTO office actions during 2010. The Company expects to receive issuances or additional office actions on some if not all of these patents over the next 12 months.

NOTE 4 - OTHER COMMITMENTS AND CONTINGENCIES

Employment Agreement with Rondald L. Wheet, CEO

Effective March 31, 2008, the Company and Mr. Wheet, our CEO, entered into a three (3) year employment agreement. The agreement provides for an annual salary of $225,000. He is responsible for the Company’s substantive and financial reporting requirements of the Securities Exchange Act of 1934, as amended, and is specifically allowed to hire any and all professionals necessary to assist that process. The Company will provide him with all reasonable and customary fringe benefits, including, but not limited to, participation in pension plans, profit sharing plans, employee stock ownership plans, stock option plans (whether statutory or not), stock appreciation rights plans, hospitalization, medical dental disability and life insurance, car allowance, vacation and sick leave. The Company will reimburse of all his reasonable and necessary travel, entertainment or other related expenses incurred by him in carrying out his duties and responsibilities under the agreement. The Company will also provide him with a cell phone, suitable office space, and membership dues in professional organizations and for any seminars and conferences related to Company business. Mr. Wheet’s employment agreement has been extended. The Company and Mr. Wheet are working in good faith to sign a new employment agreement to reflect the progress of the Company and his continued role as CEO.

Mr. Wheet may elect, by written notice to the Company, to terminate his employment with continued pay through the employment agreement term if (i) the Company sells all of its assets, (ii) the Company merges with another business entity with a change in control,(iii) more than 50% of the outstanding stock is acquired by a third party, (iv) the Company requires Mr. Wheet to relocate or assigns duties not commensurate with his position as CEO, (v) Mr. Wheet is removed from the Board of Directors and (vi) the Company defaults in making payments required to Mr. Wheet under this agreement. For two years following his resignation or termination, Mr. Wheet will not work for or provide any services in any capacity to any competitor and will not solicit any of the Company’s customers or accounts.

Employment Agreement with Burt Hodges

Mr. Hodges is currently the Company’s Chief Financial Officer. In this role, Mr. Hodges has management oversight and responsibility for all financial functions and capital resources of the Company, including corporate finance, project finance, corporate accounting, and reporting and risk management. Prior to joining the Company, from December, 2004 to June, 2011, Mr. Hodges was a partner with Accel Financial Advisors, LLC and Accel Tax and Business Services, LLC (collectively, “Accel”), where he provided tax, financial reporting and management advice to corporate clients and individuals. Prior to joining Accel, from July 2000 to December 2004, Mr. Hodges served as a tax resolution specialist and financial planner at J.K. Harris & Company, a tax resolution and financial advisory firm where he worked with corporate and individual clients performing business valuations and consulting on tax and financial matters. Mr. Hodges received his BBA in Finance from the University of Georgia and his MBA from the Citadel. He is a licensed Certified Public Accountant and a Certified Financial Planner.

Employment Agreement with Vincent Olmo

Mr. Olmo is currently Chief Operating Officer of the Company. Mr. Olmo combines over five years of experience in information technology and operations senior management, following an eighteen year career as a delivery manager and application architect. Previously, he was involved with several large financial institutions holding various positions, including chief architect and application services executive. From 2001 through 2006, Mr. Olmo was a Chief Architect for EDS, Inc., an information services company. From 2006 to 2007, he was Vice President of Application Delivery for Realogy, Inc., a company managing franchising rights in the real estate industry. From June 2007 to April 2011, he was an Application Services Executive for Hewlett-Packard, Inc., an information services company which focuses on delivering application development and management services for Fortune 500 companies. Mr. Olmo has a Bachelor of Science degree in Electrical Engineering from Fairleigh Dickinson University and an MBA from Rutgers.

Mutual Release and Settlement Agreement with Former Chief Executive Officer

On April 8, 2008, the Company entered into a Memorandum of Understanding with its former CEO to settle an outstanding obligation through the issuance of its common stock on a quarterly basis commencing May 8, 2008, for one year. The value of the issuance of the common stock will be determined by the market value of the ten day average price at the time of each quarterly issuance of common stock.   During 2008, the Company issued 271,491 shares at a total value of $133,030 to partially repay this debt.

The agreement reached with the Commission on behalf of Gifford Mabie specifies that the Company is to periodically issue shares to the special account for Gifford Mabie in order that 2,500 shares can be sold each day the market is open until the liability is satisfied. On December 14, 2010, the Company issued 400,000 shares toward the satisfaction of the outstanding liability of $924,568. The value of the shares and the reduction in the liability for this settlement is based upon taking the 10 day average share price following the date of issuance. This valuation, based upon 46 cents per share, reduced the amount of the liability remaining by $184,000 to $740,568.  The remaining liability will be adjusted each quarter based upon the actual share price each day that shares are sold from the account.  A new valuation for the stock in the account but not yet sold will be taken each quarter based upon the 10 day average price prior to the end of each quarter.

Amounts Due Pursuant to Employment and Consulting Agreements

As of December 31, 2011, the Company had accrued approximately $120,000 pursuant to employment agreements. Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful. No litigation related to these previous employment agreements has been initiated or threatened. There is no assurance, however, that such litigation will not be initiated in the future.

Patent Applications for the Company’s Retractable Safety Syringes

The Company owns one (1) published patent on its Auto Retractable Vacuum RevVac™ safety syringe issued in January 2005 and one (1) published patent on its safety blood drawing device issued in June 2003.  In January 2009, a second patent for the RevVac™ auto retractable vacuum safety syringe was issued by the U.S. patent office and published in April 2009 related to the Globe/Revolutions Medical Joint Venture.  Upon the ruling in the Globe Med Tech lawsuit, the Company now has full ownership of the entire patent.  The Company also filed international patent protection rights regarding the RevVac™ Auto Retractable Vacuum safety syringe in the following countries: Australia, China, Japan, Taiwan, Mexico, Canada and several countries in Europe. Mexico and China patents have been granted in July 2011 and October 2011, respectively.

The Company filed a provisional patent with the U.S. Patent and Trademark Office on May 3, 2011. This provisional patent provides additional protection for the Company’s auto-retractable vacuum technology.

The Company is also engaged in the development of technology which can segment and reference MRI images.  By “segmenting” an image, the Company’s technology will let the user select a part of the image (bone, fluid, tissue) and render that selection in three dimensions.  Essentially, different components of an image are given different colors and the user can choose the color or colors to be studied, thus eliminating those portions colored with the colors being discarded.  By “referencing” the image to a data base, the user can obtain similar, identified images to aid the user in interpretation of the image being studied.  The Company currently owns four (4) separate patent applications, filed in June of 2007, each of which received USPTO office actions during 2010 and 2011.

AMOUNTS DUE TO CONSULTANTS

None.

NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

SERIES 2006 PREFERRED STOCK

Currently, 1,000,000 shares of Series 2006 Preferred Stock are outstanding. Rondald L. Wheet, our Chairman and Chief Executive Officer, has been issued the 1,000,000 shares.

SERIES 2009 PREFERRED STOCK

Currently no shares of Series 2009 Preferred Stock are outstanding.  Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation.

Dividends: The holder of the Series 2006 and the Series 2009 Preferred stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Series 2006 and Series 2009 Preferred stock at the same time and on the same terms and conditions, so that each holder of Series 2006 and Series 2009 Preferred stock will receive the same dividend or distribution such holder would have received if the holder had converted his Series 2006 and Series 2009 Preferred stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Series 2006 or 2009 Preferred stock are entitled to receive a liquidation preference of $0.001 for each share of Series 2006 or Series 2009 Preferred stock prior to payment being made to any junior stock.

Conversion: The holders of Series 2006 and Series 2009 Preferred stock may convert each share into 1 share of common stock.

Preemption: The holders of Series 2006 and Series 2009 Preferred stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Series 2006 and Series 2009 Preferred stock are entitled to 125 votes for each share of common stock into which their Series 2006 and Series 2009 Preferred stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a Series 2006 or Series 2009 Preferred share, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Series 2006 or Series 2009 Preferred stock.

BLANK CHECK PREFERRED STOCK

The Company’s Articles of Incorporation authorize its board of directors to establish one or more additional series of preferred stock and to determine, with respect to any such series of preferred stock, its terms and rights, including: the designation of each series; the voting powers, if any, associated with each such series whether dividends, if any, will be cumulative or noncumulative and the dividend rate of each series; the redemption rights and price or prices, if any, for shares of each series; and preferences and other special rights, if any, of shares of each series in the event of any liquidation, dissolution, or distribution of the Company’s assets.

2012 COMMON STOCK TRANSACTIONS

During the nine months ended September 30, 2012, 400,000 shares were issued under the terms of the SEC settlement agreement with Gifford Mabie.  The initial value of these shares totaled $140,160.

Pursuant to consulting agreements issued in first nine months of 2012, the Company issued stock from the exercise of options issued with these agreements in the amount of 475,000 shares with a total value of $108,025.

Also, during the first nine months of 2012, the Company issued stock from the exercise of warrants issued through a stock subscription agreement in 2010 in the amount of 800,000 shares with a total value of $394,136.

Also during the nine months ended September 30, 2012, the Company issued an additional 1,808,390 shares of common stock with a total value of $410,675 in lieu of cash as payment for outside services.

Also during the nine months ended September 30, 2012, the Company issued an additional 7,415,913 shares of common stock with a total value of $1,171,826 due to conversions of convertible debt agreements with Asher Enterprises, JMJ Financial and individual investors.

NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

PREFERRED STOCK

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, our Chairman and Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

BLANK CHECK PREFERRED STOCK

The Company’s Articles of Incorporation authorize its board of directors to establish one or more additional series of preferred stock and to determine, with respect to any such series of preferred stock, its terms and rights, including: the designation of each series; the voting powers, if any, associated with each such series whether dividends, if any, will be cumulative or noncumulative and the dividend rate of each series; the redemption rights and price or prices, if any, for shares of each series; and preferences and other special rights, if any, of shares of each series in the event of any liquidation, dissolution, or distribution of the Company’s assets.

2011 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2011, 6,668,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of $1,679,420.  Of these options exercised, 2,000,000 options were exercised by our former President, Tom O’Brien at $0.08 cents per share. The remainder of the options exercised was due from consultants according to the terms of their consulting agreements. 656,015 shares were issued to third party investors and investors under the terms of a Drawdown Equity Financing Agreement. The Company received proceeds of $206,471 in connection with these share issuances.

Also during the year ended December 31, 2011, the Company issued an additional 1,513,943 shares of common stock with a total value of $481,100 in lieu of cash as payment for outside services.

During the year, the Company converted 3,021,738 shares of common stock for $962,124 under the terms of the convertible debt agreements.

2010 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2010, 150,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of $37,500.  4,810,287 shares were issued to third party investors and investors under the terms of a stock subscription agreement. The Company received proceeds of $2,136,016 in connection with these share issuances. The company also granted 1,989,000 warrants during 2010 under the terms of the stock subscription agreement. 117,400 shares were exercised from these warrants with the Company receiving proceeds of $58,700.

Also during the year ended December 31, 2010, the Company issued an additional 2,194,890 shares of common stock with a total value of $560,773 in lieu of cash as payment for outside services.

During the year, the Company converted 399,441 shares of common stock for $175,000 under the terms of a convertible debt agreement.

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at September 30, 2012:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2011	15,473,750	3,371,600	18,845,350	$0.27
Granted	2,675,000	5,649,007	8,324,007	0.28
Exercised	75,000	800,000	875,000	0.25
Expired/Forfeited	—	2,571,600	2,571,600	0.25

BALANCE AT September 30, 2012	18,073,750	5,649,007	23,722,757	0.26

			OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price			Number Outstanding at September 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2012	Weighted Average Exercise Price
0.08	-	0.25	10,453,750	1.25	$0.12	10,453,750	$0.12
0.26	-	1.00	7,620,000	.73	0.40	7,620,000	0.40
1.00	-	10.00

			18,073,750			18,073,750

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The following tables summarize information about the stock options and warrants outstanding at December 31, 2011:

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2010	12,834,750	1,871,600	14,706,350	$0.16
Granted	11,807,000	1,500,000	13,307,000	1.17
Exercised	(6,668,000)	-	(6,668,000)	0.25
Expired/Forfeited	-

BALANCE AT DECEMBER 31, 2011	17,973,750	3,371,600	$21,345,350	0.39

			OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price			Number Outstanding at December 31,2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
OPTIONS
0.08	-	0.25	10,453,750	2.00	$0.12	10,453,750	$0.12
0.26	-	1.00	7,520,000	2.45	0.40	7,520,000	0.40
1.00	-	10.00

			17,973,750			17,973,750

NOTE 7 - RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 7 - RELATED PARTY TRANSACTIONS

On September 1, 2009, the Company entered into a five (5) year lease agreement with Osprey South, LLC (“Osprey”), to lease the property at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492. The leased property is approximately 2,395 square feet.  During the course of the five (5) year lease, ending on August 31, 2014, the Company is to pay Osprey $4,500 in monthly rental installments payable on the first day of each succeeding month.  On July 1, 2011, the Company entered into a lease with Osprey for the office space adjacent to the existing office space on the third floor at 670 Marina Drive. The leased property is approximately 2,395 square feet. During the course of the five (5) year lease, ending on July 1, 2016, the Company is to pay Osprey a total of $10,000 in monthly rental installments payable on the first day of each succeeding month. The Company paid $30,000 in office rent to Osprey South, LLC for the third quarter of 2012. Ron Wheet is the sole member of Osprey South, LLC.  The contract is a triple net lease with terms based upon market rates for class A office space at the time of the lease signing.

NOTE 7 - RELATED PARTY TRANSACTIONS

In connection with the acquisition of Clear Image Acquisition Corp. by the Company, Rondald L. Wheet, Chairman and Chief Executive Officer, received 2,286,000 shares of restricted Company common stock.  Dr. Beahm, a Director, received 1,599,125 shares of restricted RevMed common stock, and Mr. O’Brien, a former Director, received 1,645,625 shares of restricted the Company common stock.  Mr. Wheet and Mr. O’Brien were directors and shareholders and Dr. Beahm was a shareholder of Clear Image Acquisition Corp. prior to its acquisition by the Company.

On September 1, 2009, the Company entered into a five (5) year lease agreement with Osprey South, LLC (“Osprey”), to lease the property at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492.  The leased property is approximately 2,395 square feet.  During the course of the five (5) year lease, ending on August 31, 2014, the Company is to pay Osprey $4,500 in monthly rental installments payable on the first day of each succeeding month. On July 1, 2011, the Company entered into a lease with Osprey for the office space adjacent to the existing office space on the third floor at 670 Marina Drive. The leased property is approximately 2,395 square feet.  During the course of the five (5) year lease, ending on July 1, 2016, the Company is to pay Osprey $4,500 in monthly rental installments payable on the first day of each succeeding month The Company paid $99,608 in office rent to Osprey South, LLC for 2011. Ron Wheet is the sole member of Osprey South, LLC. The contract is a triple net lease with terms based upon market rates for class A office space at the time of the lease signing.

NOTE 8 - REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2011
Reverse Stock Split Table [Text Block]
NOTE 8 - REVERSE STOCK SPLIT

On January 18, 2007, the Company’s name changed from Maxxon, Inc. to Revolutions Medical Corporation and the Company’s common stock was reverse split on a 20 to 1 basis which changed the number of outstanding shares of common stock from 145,560,798 to 7,272,972. The number of authorized shares of common stock was not affected by the reverse stock split and remains at 250,000,000 shares.

NOTE 9 - ACQUISITION OF CLEAR IMAGE ACQUISITION CORP	12 Months Ended
Dec. 31, 2011
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
NOTE 9 - ACQUISITION OF CLEAR IMAGE ACQUISITION CORP

In December 2008, the Company acquired the minority interest of Clear Image Acquisition Corporation (“Acquisition Corp”). The Company had previously acquired 62.2% of Acquisition Corp as part of the acquisition of Clear Image, Inc. (“Clear Image”) in March 2007. The purchase price for the remaining minority interest of Acquisition Corp, excluding transaction costs, included a stock payment of 12,208 shares at closing.

On March 26, 2007, the Company completed the acquisition of Clear Image Acquisition Corporation (“Acquisition Corp.”) in exchange for 8,273,788 shares of RevMed common stock. Acquisition Corp is a company that was formed by certain shareholders of Clear Image, Inc. (“Clear Image”) in order to assemble a control block of the shares of Clear Image for the purposes of such a transaction. The sole asset of Acquisition Corp was a block of 8,260,139 shares of the Common Stock of Clear Image, a development stage company which is developing certain proprietary and patent pending technology related to color MRI scans. The block of Clear Image shares owned by Acquisition Corp represented 62.2% of Clear Image’s outstanding common stock. By acquiring Acquisition Corp, RevMed has acquired control of Clear Image, Inc. as a partially-owned subsidiary.

In determining the number of shares to be exchanged by RevMed for the shares of Clear Image shares held by Acquisition Corp., the Board based the transaction value on the funds expended by Clear Image for the color MRI technology in its then current state, using a value of Forty Cents ($.40) per share, which was the average market value when the acquisition agreement was signed in January, 2007. During the third quarter of 2007, it was determined that the accounting treatment for the transaction should be accounted for in accordance with FASB Interpretation No. 4. “Applicability of FASB Statement No.2 to Business Combinations Accounted for by the Purchase Method” and Statement of Financial Accounting Standards No. 2 “Accounting for Research and Development Costs.” which require research and development costs to be expensed if there are no alternative uses. Accordingly, the Company recorded goodwill of $23,274 and an expense of $3,309,515.

The shareholders of Acquisition Corp. did not receive a larger portion of the voting rights in RevMed, the surviving company, because of RevMed’s outstanding preferred stock (See Note 5. “Preferred Stock and Common Stock Transactions”), so the transaction did not require the use of recapitalization or reverse merger accounting. RevMed plans to pay the minimal costs of Acquisition Corp’s liquidation and dissolution.

Prior to RevMed’s acquisition of Acquisition Corp., RevMed’s officer and directors were directors and shareholders of Clear Image, Inc. and, along with other shareholders, contributed their Clear Image shares to Acquisition Corp. In connection with RevMed’s acquisition of Acquisition Corp., Ron Wheet, RevMed’s CEO and a Director, received 2,286,000 shares of RevMed restricted common stock; Dr. Beahm, a Director, received 1,599,125 shares of RevMed restricted common stock; and Mr. O’Brien, a Director, received 1,645,625 shares of RevMed restricted common stock.

Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization And Nature Of Operations [Policy Text Block]
Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation (“the Company”), has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes. Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases. The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, RevDisplay™. These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary third-party manufacturing facility is located in Wuxi, China.

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary manufacturing facility is located in Wuxi, China.

Development Stage Enterprise General Disclosures [Text Block]
Development Stage Company

From its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.
Basis of Accounting, Policy [Policy Text Block]
Generally Accepted Accounting Principles

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) released its Accounting Standards Codification (“ASC”). The ASC became effective for interim or annual financial statements issued after September 15, 2009. The ASC is the single source of generally accepted accounting principles.

Generally Accepted Accounting Principles

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) released its Accounting Standards Codification (“ASC”).  The ASC became effective for interim or annual financial statements issued after September 15, 2009.  The ASC is the single source of generally accepted accounting principles.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, “Income Taxes.” Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth “in FASB Accounting Standards Codification, 740 Income Taxes.” Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Reporting, Policy [Policy Text Block]
Segment Information

The Company follows the guidance in ASC 280, “Segment Reporting”. The Company identifies its operating segments based on business activities, management responsibility and geographical location.  During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Segment Information

Effective January 1, 1998, the Company adopted the provisions of SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information, now contained in FASB Accounting Standards Codification 280, Segment Reporting.” The Company identifies its operating segments based on business activities, management responsibility and geographical location. During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) per Share

The Company computes net income per share in accordance with ASC 260, “Earnings per Share”. Under these provisions, basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period. Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding. During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect. Therefore, the outstanding stock options were not included in the September 30, 2012, and December 31, 2011, calculations of loss per share.

Earnings (Loss) per Share

The Company computes net income per share in accordance with FASB Accounting Standards Codification 260, “Earnings per Share” and SEC Staff Accounting Bulletin No. 98 (“SAB 98”).  Under the provision of Accounting Standards Codification 260 and SAB 98 basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period. Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding. During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect. Therefore, the outstanding stock options were not included in the December 31, 2011 and 2010 calculations of loss per share.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts receivable

The Company records trade receivables when revenue is recognized. No product has been consigned to customers.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order. Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in Other accrued liabilities on the Balance Sheet. The Company records an allowance for estimated returns as a reduction to Accounts receivable and Gross profit. To date, returns have been immaterial.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are valued at the lower of cost or market, with cost being determined using actual average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Accounting estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.	Reclassifications Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina.

Derivatives, Policy [Policy Text Block]
Valuation of Derivative Instruments

ASC 815-40 (formerly SFAS No. 133 “Accounting for derivative instruments and hedging activities”), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments such as warrants, on their issuance date and in accordance with ASC 815-40-15 (formerly EITF 00-19 “Accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock”) to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula. At September 30, 2012, the Company adjusted its derivative liability to its fair value, and reflected the change in fair value, in its statement of operations.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

The following is a reconciliation of the derivative liability:

Value at December 31, 2010	$160,659
Issuance of instruments	$840,442
Decrease in Value	$(40,030)
Reclassification	$(518,760)
Value at December 31, 2011	$442,311

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date. The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

•	Level 1 – quoted prices in active markets for identical assets or liabilities.

•	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

•	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at September 30, 2012, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,073	$—	$—	$1,073

Derivative liability	$—	$—	$(314,928)	$(314,928)

Derivative liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.18%	to	0.19%
Expected life (years)	0	to	3
Dividend Yield			0%
Volatility	0%	to	162%

The following is a reconciliation of the derivative liability:

Value at December 31, 2011	$442,311
Issuance of instruments	$174,447
Decrease in Value	$(162,014)
Reclassification	$(139,816)
Value at September 30, 2012	$314,928

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

•	Level 1 – quoted prices in active markets for identical assets or liabilities.

•	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

•	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2011, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$(442,311)	$(442,311)

Derivative liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.10%	to	0.19%
Expected life (years)	0	to	3
Dividend Yield			0%
Volatility	0%	to	186%

Debt, Policy [Policy Text Block]
Notes and Loans Payable

At September 30, 2012 and December 31, 2011, notes and loans payable consist of:

	September 30, 2012	December 31, 2011
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$191,663	$207,161
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	—	40,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	---	45,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	---	42,500
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	---	53,000
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP secured by the Company’s assets, interest rate of 12.0% per annum, with payment due on or before January 3, 2013	175,000	---

Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before February 15, 2013	53,000	---
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before March 21, 2013	42,500	---
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before May 10, 2013	42,500
		---
Convertible Promissory Note Payable issued in the course of a private placement to individual investors secured by the Company’s assets, interest rate of 8.0% per annum, with payment due one year from the date of each note	240,000	---

Total	744,663	387,661
Less: Unamortized Discount	(200,278)	(307,126)
	$544,385	$80,535

Notes and Loans Payable

At December 31, 2011 and December 31, 2010, notes and loans payable consist of:

	December 31, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$207,161	$—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before July 19, 2011	—	125,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	40,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	45,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	42,500	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	53,000	—

Total	387,661	125,000
Less: Unamortized Discount	(307,126)	(91,818)
	$80,535	$33,182

Commitments and Contingencies, Policy [Policy Text Block]
Commitments and Contingencies

JMJ Financial

On February 22, 2011, the Company issued a $1,050,000 Convertible Promissory Note to JMJ Financial, Inc. (“JMJ”), a private investor.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 22, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion.

On February 28, 2011, the Company issued a $500,000 Convertible Promissory Note to JMJ.  The note bears interest in the form of a onetime interest charge of 8%, payable with the note’s principle amount on the maturity date, February 28, 2014.  All or a portion of this note’s principle and interest is convertible at the option of JMJ from time to time, into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 70% of the average of the 3 lowest closing prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion. The principal amount owed to JMJ Financial at September 30, 2012, is $191,663 from the $1,050,000 Convertible Promissory Note. No amount is owed to JMJ Financial from the $500,000 Convertible Promissory Note.

On March 12, 2012 the Company filed a lawsuit against Justin Keener and JMJ Financial in Charleston County, South Carolina. The Company sought a rescission and financial relief for the convertible debt agreement signed February 22, 2011. The Company claimed that it was unable to deliver the shares requested in the common stock conversion requests dated January 9, 2012 for 1,000,000 shares and January 30, 2012 for 1,226,049 shares due to the risk of defaulting on the convertible debt agreement by losing Depository Trust Company “DTC” eligibility. The contract stated that the Company would be considered in default of the agreement if the Company lost DTC eligibility due to a “chill” placed upon the electronic transfer of the stock. The Company had previously been made aware of other companies that had entered into similar agreements losing DTC eligibility and felt that JMJ had put the Company in an untenable position of either defaulting by losing DTC eligibility or defaulting by failing to issue the requested shares. The Company claimed that JMJ’s unreasonably high demands for conversion caused a “frustration” of the principal purpose of the contract and supports the rescission of the contract and a return of the parties to their respective positions before the contract was signed. On April 12, 2012 the Company withdrew the lawsuit filed in South Carolina to pursue its rights and counterclaims in Miami-Dade County, Florida.

The Company also claims the default notice issued by JMJ obligated the Company to pay JMJ the outstanding principal balance under the note along with the accrued and unpaid interest. The principal balance due at the time JMJ issued the default notice amounted to $191,663. The Company disputes JMJ’s claims that the Company was liable for a sum far in excess of this based upon the default provision of the contract.

A lawsuit was filed against the Company by JMJ Financial in Miami-Dade County, Florida on March 15, 2012. The lawsuit claims that the Company breached the terms of the convertible debt agreement by failing to issue shares requested in a stock conversion by JMJ on January 9, 2012 for 1,000,000 shares and on January 30, 2012 for 1,226,049 shares. JMJ is seeking the delivery of 2,226,049 shares of common stock of the Company, plus costs and prejudgment interest. On August 30, 2012, the Company filed its counterclaims against JMJ Financial which included Fraud by Concealment, among other claims. The Company alleges that Keener and JMJ had a responsibility and obligation under Florida law to disclose not to conceal during the negotiations of the agreement the fact that Keener and JMJ had outstanding and current issues with these type of convertible notes with DTC which could do detrimental harm to liquidity and electronic transfer of the Company's stock if DTC eligibility was "chilled". This would severely hamper future capital raising and harm its current shareholders but would solely benefit Keener and JMJ under the default clauses in this agreement.

Asher Enterprises, Inc.

During the three months ended September 30, 2012, Asher elected to convert $88,500 in convertible debt agreements into common stock. The conversion price was based upon 55% of the 3 lowest closing bid prices in the previous 10 days to conversion. This resulted in the conversion of 1,270,101 shares of common stock to satisfy this debt.

The Company entered into one securities purchase agreement in the third quarter of 2012 with Asher Enterprises, pursuant to which the Company issued a convertible promissory note to Asher Enterprises for an original principal amount of $42,500 on August 15, 2012, in return for aggregate gross cash proceeds of $42,500.  The note bears interest at a rate of 8% per annum and provides for the payment of all principal and interest 9 months from the date of the notes’ respective issuance.  The principal amount owed to Asher Enterprises at September 30, 2012, is $138,000. This includes the note issued for $42,500 in the third quarter of 2012 and the notes from May 15, 2012 for $53,000 and from June 21, 2012 for $42,500. The notes are convertible at the election of Asher Enterprises into that number of shares of the Company’s common stock determined by multiplying 55% by the average of the lowest three closing bid prices of the Company’s common stock on the OTC Markets OTCQB during the 10 business days immediately preceding the date of conversion, subject to adjustment.

TCA Global Credit Master Fund, LP

The Company entered into a securities purchase agreement in the first quarter of 2012 with TCA Global Credit Master Fund, LP (“TCA”), pursuant to which the Company issued a convertible promissory note to TCA for an original principal amount of $225,000 on January 3, 2012.  The note bears interest at a rate of 12% per annum and provides for the payment of all principal and interest 12 months from the date of the note’s respective issuance. TCA elected to convert $50,000 of the convertible debt agreement into common stock on August 15, 2012. The conversion price was determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets OTCQB during the 5 business days immediately preceding the date of conversion. This resulted in the conversion of 294,118 shares of common stock to satisfy this debt.  The principal amount owed to TCA at September 30, 2012, is $175,000. The note is convertible at the election of TCA into that number of shares of the Company’s common stock determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets OTCQB during the 5 business days immediately preceding the date of conversion, subject to adjustment.

Private convertible debt placement with individual investors

The Company entered into nine securities purchase agreements in the third quarter of 2012, with individual investors, pursuant to which the Company issued nine convertible promissory notes for an original principal amount of $25,000 on July 12, 2012, for $100,000 on July 13, 2012, for $50,000 on July 13, 2012, for $75,000 on July 26, 2012, for $25,000 on August 2, 2012, for $25,000 on August 30, 2012, for $25,000 on September 4, 2012 and for $15,000 on September 20, 2012, respectively, in return for aggregate gross cash proceeds of $390,000. The notes bear interest at a rate of 8% per annum and provide for the payment of all principal and interest 12 months from the date of the notes’ respective issuance. The notes also feature detachable warrants exercisable within one year of the agreement. All warrants issued along with the convertible debt agreements are outstanding, with a total of 3,666,005 warrants issued at 25 cents and 1,833,002 warrants issued at 50 cents.  In determining the cost associated with the issuance of this debt and the appropriate fair value for the warrants, the Company uses the Black-Scholes option pricing formula.  The principal amount owed according to these notes as of September 30, 2012, is $240,000. The notes are convertible at the election of the individual into that number of shares of the Company’s common stock determined by multiplying 75% by the average of the daily volume weighted average prices of the Company’s common stock on the OTC Markets OTCQB during the 5 business days immediately preceding the date of conversion, subject to adjustment.

During the three months ended September 30, 2012, seven investors elected to convert $350,000 in aggregate in convertible debt agreements into common stock. The conversion price was based upon 75% of the average of the daily volume weighted average prices of the Company’s common stock during the 5 business days immediately preceding the date of conversion, subject to adjustment. This resulted in the conversion of 2,725,136 shares of common stock to satisfy this debt.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share Based Compensation

The Company relies on the guidance provided by ASC 718, (“Share Based Payments”). ASC 718 requires companies to expense the value of employee stock options and similar awards and applies to all outstanding and vested stock-based awards.

In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility, and expected remaining lives of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s stock-based compensation expense could be materially different in the future.

The fair value concepts were not changed significantly in ASC 718; however, in adopting this Standard, companies were given the option to choose among alternative valuation models and amortization assumptions. We elected to continue to use the Black-Scholes option pricing model and expense the options as compensation over the requisite service period of the grant. We will reconsider use of the Black-Scholes model if additional information becomes available in the future that indicates another model would be more appropriate, or if grants issued in future periods have characteristics that cannot be reasonably estimated using this model.

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock. The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company. The plan allows the Company to issue either stock options or common shares.

On January 3, 2012, under the terms of The Company’s 2007 Stock Option Plan, 1,000,000 options were issued to Dr. Thomas Beahm, a Company director exercisable at 15 cents each.

On January 3, 2012, under the terms of The Company’s 2007 Stock Option Plan, 1,000,000 options were issued to the Company’s CEO, Rondald Wheet, exercisable at 15 cents each

On January 3, 2012, under the terms of The Company’s 2007 Stock Option Plan, 500,000 options were issued to the Company’s COO, Vincent Olmo, exercisable at 15 cents each.

On March 14, 2012, under the terms of The Company’s 2007 Stock Option Plan, 200,000 options were issued for consulting services exercisable at 40 cents each.

Stock-based Compensation

The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”).  Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income.  The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model.  This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.  In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period.  The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50, “Equity-Based Payments to Non-Employees” (“Topic No. 505-50”). Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant. The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model. In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

During the course of 2011, the Company entered into several consulting agreements to perform marketing services for the company as it begins to enter into the production stage for the RevVac™ safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consults are issued options at a discount to the market price at the day of issuance. These options must be exercised within a 10 day window from the time of issuance. The consultants therefore are committed to purchasing these options in order to enter into the consultant agreement and are obligated to adhere to the terms of the agreement. The agreements are recorded as a prepaid consulting expense upon the commencement of the agreement and expensed each quarter for the duration of the agreement. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model. Since the exercise window for these options is so short, the amount of the consulting expense is recorded as the difference between the exercise price and the market price as of the date of issuance.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost.  Expenditures for maintenance and repairs are charged to operating expenses as incurred.  When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals. Debt issuance costs are amortized over the terms of the various agreements. Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”). Clear Image was a privately held company and was conducting research and development on Color MRI Technology. Clear Image was not able to secure the funding needed to keep this research and development going into the future.  Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time. The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again. The Company exchanged 8.2 million of its common shares which were trading at a market price of $0.40 at the date of acquisition.  To arrive at a value for the Color MRI Technology, the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately $23,000, which was recorded as goodwill because there were no other assets to value.

Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives (years)

Machinery and equipment	3	to	15
Furniture and fixtures			7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals. Debt issuance costs are amortized over the terms of the various agreements. Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.  Clear Image was not able to secure the funding needed to keep this research and development going into the future.   Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time. The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again.  The Company exchanged approximately 8.2 million of its common shares which were trading between $0.40 and $0.50 at the time of acquisition.  To arrive at a value for the Color MRI Technology the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately $23,000 which was recorded as goodwill because there were no other assets to value.

Legal Costs, Policy [Policy Text Block]
Litigation Settlements

Proceeds from litigation settlements are recognized when realizable. In September 2005, we filed an additional patent on our RevVac™ safety syringe under a joint venture agreement with Globe Med Tech which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. The Company filed a lawsuit to rescind, terminate and seek monetary damages for the non-fulfillment and breach of the joint venture agreement and other related agreements with Globe Med Tech in March 2007, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements and to give 100% ownership back to the Company (see Item 3 - Legal Proceedings and “RISK FACTORS”). This patent was issued January 13, 2009. A summary judgment hearing was held in May, 2011, in Tulsa, OK. On August 15, 2011, the District Court of Tulsa County, State of Oklahoma granted Revolutions Medical a summary judgment against Globe Medical Tech. On October 21, 2011, Revolutions Medical received journal entry of judgment. The Court requires Globe Med Tech to pay to Revolutions Medical the sum of $311,440, the return of all syringes, design files and sample molds, the return of 266,667 shares of common stock, to assign all rights to the January 2009 issued patent number 11/115,446 and to cease and be prohibited from claiming any interest or ownership to the RevVac™ auto-retractable vacuum safety syringe. Globe Med Tech’s appeal was denied on December 13, 2011.

Subsequent Events, Policy [Policy Text Block]
Subsequent Events

On January 3, 2012, the Company, in accordance with a Committed Equity Facility with TCA Global Credit Master Fund, issued 559,268 shares of the Company’s common stock in exchange for $225,000.

On February 10, 2012, the Company consummated a private placement offering, pursuant to which the Company closed on a total of $325,000. In connection with the offering, the Company entered into a series of subscription agreements, pursuant to which the Company issued five convertible promissory notes (the “Notes”) and common stock purchase warrants to four (4) accredited investors. The notes mature twelve (12) months following issuance thereof. The interest rate is eight percent (8%) per. The Company has the option, upon receiving written consent from the holder, to pre-pay the notes in full or in part without penalty. All or any portion of the outstanding principal balance and all accrued and unpaid interest of the notes may be converted, into shares of the Company’s common stock at a price equal to a twenty five percent (25%) discount to the average of the daily volume weighted average prices of the Company’s common stock during the five (5) trading days immediately prior to the conversion date. Simultaneous with the issuance of the notes and pursuant to the terms of the subscription agreements, the Company issued to the each investor two common stock purchase warrants for every twenty five thousand ($25,000) invested in the offering to purchase shares of the Company’s common stock in the following amounts: (i) one hundred thousand (100,000) warrants at an exercise price of $0.25 per share (“Warrant A”) and (ii) fifty thousand (50,000) warrants at an exercise price of $0.50 per share (“Warrant B”, and together with Warrant A”, the “Warrants”). The Warrants expire on December 31, 2012, and contain a standard cashless exercise provision. Further, the Warrants contain certain “piggy-back” registration rights, pursuant to which the Company will register the shares underlying the Warrants under the Securities Act of 1933, as amended (the “Securities Act”), in a registration statement filed with the U.S. Securities and Exchange Commission. The Warrants and the shares underlying the Warrants were issued pursuant to exemptions from registration provided by Section 4(2) of the Securities Act and/or Regulation D promulgated thereunder.

On February 14, 2012, in exchange for $46,000 of funding, the Company issued a nine-month convertible promissory note. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to a 45% discount from the market price at the time of conversion. The note carries an interest rate of 22% per annum.

On March 12, 2012, pursuant to a consulting agreement, the Company issued 75,000 shares of the Company’s common stock to a consultant upon the exercise of stock options for outside consulting services rendered in the amount of $6,750.

On March 23, 2012, in exchange for $42,500 of funding, the Company issued a nine-month convertible promissory note. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to a 45% discount from the market price at the time of conversion. The note carries an interest rate of 22% per annum.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Standards

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting.  Management has reviewed the recently issued pronouncements and concluded that the following new accounting standards are potentially applicable to the Company.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 will be applied retrospectively and is effective for annual and interim reporting periods beginning on or after January 1, 2013. The adoption of this amendment will not have a material impact on the Company’s disclosures to the consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” This ASU is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, “Intangibles-Goodwill and Other.” The more-likely-than-not threshold is defined as having a likelihood of more than 50%. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU amends the FASB Accounting Standards Codification (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In addition, in December 2011, the FASB issued an amendment to ASU No. 2011-05 that defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. ASU 2011-05 will be applied retrospectively, and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will only impact the presentation of comprehensive income (loss) on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 will be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company’s consolidated financial statements.

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,073	$—	$—	$1,073

Derivative liability	$—	$—	$(314,928)	$(314,928)

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$(442,311)	$(442,311)

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Risk free interest rate	0.18%	to	0.19%
Expected life (years)	0	to	3
Dividend Yield			0%
Volatility	0%	to	162%

Risk free interest rate	0.10%	to	0.19%
Expected life (years)	0	to	3
Dividend Yield			0%
Volatility	0%	to	186%

Schedule of Derivative Instruments [Table Text Block]
Value at December 31, 2011	$442,311
Issuance of instruments	$174,447
Decrease in Value	$(162,014)
Reclassification	$(139,816)
Value at September 30, 2012	$314,928

Schedule of Long-term Debt Instruments [Table Text Block]
	September 30, 2012	December 31, 2011
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$191,663	$207,161
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	—	40,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	---	45,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	---	42,500
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	---	53,000
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP secured by the Company’s assets, interest rate of 12.0% per annum, with payment due on or before January 3, 2013	175,000	---

Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before February 15, 2013	53,000	---
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before March 21, 2013	42,500	---
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before May 10, 2013	42,500
		---
Convertible Promissory Note Payable issued in the course of a private placement to individual investors secured by the Company’s assets, interest rate of 8.0% per annum, with payment due one year from the date of each note	240,000	---

Total	744,663	387,661
Less: Unamortized Discount	(200,278)	(307,126)
	$544,385	$80,535

	December 31, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$207,161	$—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before July 19, 2011	—	125,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	40,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	45,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	42,500	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	53,000	—

Total	387,661	125,000
Less: Unamortized Discount	(307,126)	(91,818)
	$80,535	$33,182

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As previously reported	Adjustments	As revised
Operating Loss	2,360,314	-	2,360,314
Interest Expense	166,671	(50,000)	216,671
Embedded Derivative Expense	48,299	(561)	48,861
Gain on Fair Value of Derivative	12,640	10,801	23,441
Net loss	2,575,284	(39,760)	2,615,046

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Paid in capital prior to adjustment	$25,186,270
Reduction in paid capital due to reduction in debt discount	$(125,000)
Increase in paid in capital due to decrease in embedded derivative liability	$164,761
Paid in capital after adjustment	$25,226,031

Property, Plant and Equipment, Estimated Useful Lives
Asset Category	Useful Lives (years)

Machinery and equipment	3	to	15
Furniture and fixtures			7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Value at December 31, 2010	$160,659
Issuance of instruments	$840,442
Decrease in Value	$(40,030)
Reclassification	$(518,760)
Value at December 31, 2011	$442,311

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2011	15,473,750	3,371,600	18,845,350	$0.27
Granted	2,675,000	5,649,007	8,324,007	0.28
Exercised	75,000	800,000	875,000	0.25
Expired/Forfeited	—	2,571,600	2,571,600	0.25

BALANCE AT September 30, 2012	18,073,750	5,649,007	23,722,757	0.26

	OPTIONS	WARRANTS	TOTAL	WEIGHTED AVERAGE EXERCISE PRICE

Balance at December 31, 2010	12,834,750	1,871,600	14,706,350	$0.16
Granted	11,807,000	1,500,000	13,307,000	1.17
Exercised	(6,668,000)	-	(6,668,000)	0.25
Expired/Forfeited	-

BALANCE AT DECEMBER 31, 2011	17,973,750	3,371,600	$21,345,350	0.39

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price			Number Outstanding at September 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2012	Weighted Average Exercise Price
0.08	-	0.25	10,453,750	1.25	$0.12	10,453,750	$0.12
0.26	-	1.00	7,620,000	.73	0.40	7,620,000	0.40
1.00	-	10.00

			18,073,750			18,073,750

			OPTIONS OUTSTANDING			EXERCISABLE
Range of Exercise Price			Number Outstanding at December 31,2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
OPTIONS
0.08	-	0.25	10,453,750	2.00	$0.12	10,453,750	$0.12
0.26	-	1.00	7,520,000	2.45	0.40	7,520,000	0.40
1.00	-	10.00

			17,973,750			17,973,750

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended											184 Months Ended	193 Months Ended															3 Months Ended		12 Months Ended						1 Months Ended					3 Months Ended	19 Months Ended	37 Months Ended				3 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Mar. 12, 2012	Mar. 23, 2012	Feb. 14, 2012	Nov. 08, 2010	Mar. 31, 2012	Oct. 18, 2010	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 07, 2011	Dec. 19, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2005	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 2011	Sep. 30, 2012	Sep. 20, 2012	Sep. 04, 2012	Aug. 30, 2012	Aug. 02, 2012	Jul. 26, 2012	Jul. 14, 2012	Jul. 13, 2012	Jul. 02, 2012	Mar. 31, 2007	Jan. 18, 2007	Sep. 30, 2012 2007 Stock Option Plan [Member]	Sep. 30, 2012 25 Cents Per Warrnt [Member]	Sep. 30, 2012 50 Cents Per Warrant [Member]	Sep. 30, 2012 Convertible Debt Securities [Member]	Sep. 30, 2012 Asher Enterprises Inc [Member]	Sep. 30, 2012 Individual Investors [Member]	Dec. 31, 2010 Former CEO [Member]	Dec. 31, 2008 Former CEO [Member]	Sep. 30, 2012 Former CEO [Member]	Dec. 15, 2010 Former CEO [Member]	Dec. 14, 2010 Former CEO [Member]	Oct. 12, 2010 Former CEO [Member]	Jan. 31, 2012 Director [Member]	Jan. 31, 2012 Chief Executive Officer [Member]	Mar. 31, 2007 Chief Executive Officer [Member]	Jan. 31, 2012 Chief Operating Officer [Member]	Sep. 30, 2012 JMJ Financial Inc [Member] Maximum [Member]	Sep. 30, 2012 JMJ Financial Inc [Member]	Sep. 30, 2012 JMJ Financial Inc [Member]	Feb. 22, 2014 JMJ Financial Inc [Member]	Feb. 28, 2014 JMJ Financial Inc [Member]	Feb. 28, 2011 JMJ Financial Inc [Member]	Feb. 22, 2011 JMJ Financial Inc [Member]	Sep. 30, 2012 Asher Enterprises Inc [Member]	Aug. 15, 2012 Asher Enterprises Inc [Member]	Jun. 21, 2012 Asher Enterprises Inc [Member]	May 15, 2012 Asher Enterprises Inc [Member]	Jan. 03, 2012 Tca Global Credit Master Fund Lp [Member]	Aug. 31, 2012 Tca Global Credit Master Fund Lp [Member]	Sep. 30, 2012 Tca Global Credit Master Fund Lp [Member]	Mar. 31, 2012 Tca Global Credit Master Fund Lp [Member]	Sep. 30, 2012 Individual Investors [Member]	Feb. 10, 2012 Private Convertible Debt Placement With Individual Investors [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2007 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2007 Minimum [Member]	Dec. 31, 2008 Clear Image Acquisition Corp [Member]	Mar. 31, 2007 Clear Image Acquisition Corp [Member]	Dec. 31, 2007 Clear Image Acquisition Corp [Member]
Convertible Notes Payable																																							$ 240,000																$ 500,000	$ 1,050,000	$ 138,000	$ 42,500	$ 42,500	$ 53,000			$ 175,000	$ 225,000
Debt Instrument, Interest Rate, Stated Percentage		22.00%	22.00%																																		8.00%																		8.00%	8.00%		8.00%						12.00%
Debt Instrument, Maturity Date																																																					Feb 22, 2014	Feb 28, 2014
Convertible Promissory Principal Amount																																																			191,663	191,663
Debt Conversion, Converted Instrument, Amount (in Dollars)								1,171,826				962,124	175,000																									88,500	350,000		133,030																					50,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								7,415,913				3,021,738	399,441																									1,270,101	2,725,136	400,000	271,491																				559,268	294,118
Convertible Debt																								15,000	25,000	25,000	25,000	75,000	50,000	100,000	25,000																			1,050,000	191,663	191,663
Proceeds from Convertible Debt		42,500	46,000				390,000	436,184	0			94,624										94,624	530,808																													450,000									225,000					325,000
Class of Warrant or Right, Outstanding (in Shares)																																			3,666,005	1,833,002
Debt Instrument, Convertible, Interest Expense				50,000			98,558																																												21,701												51,333
Debt Instument Remaining Amount							200,278	200,278															200,278
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.00009	$ 0.00009			$ 0.00009												$ 0.00009
Debt Instrument, Convertible, Beneficial Conversion Feature							530,807			42,500	52,123.97	94,624																																													289,377								241,430
Due to Related Parties, Current																																										708,187	740,568	924,568	924,568
Common Stock, Shares Authorized (in Shares)							250,000,000	250,000,000				250,000,000	250,000,000									250,000,000	250,000,000										250,000,000											400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																																		20,000,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																																														1,000,000	1,000,000		500,000
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued (in Shares)					200,000
Finite-Lived Intangible Assets, Remaining Amortization Period																																																																			40	40		7	7
Noncash or Part Noncash Acquisition, Interest Acquired																																																																											62.20%
Stock Issued During Period, Shares, Acquisitions (in Shares)																																																2,286,000																									12,208	8,273,788	8,200,000
Share Price (in Dollars per share)																																																																					$ 0.5			$ 0.4			$ 0.4
Derivative, Gain on Derivative (in Dollars)						10,801
Derivative, Cost of Hedge (in Dollars)						561						(250,727)	(48,861)
Debt Instrument, Increase (Decrease), Other, Net (in Dollars)						125,000
Increase (Decrease) in Derivative Liabilities (in Dollars)						164,760		(162,014)				(40,030)
Business Acquisition, Percentage of Voting Interests Acquired																																																																											62.20%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																																																																											8,200,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount (in Dollars)																																23,274																																											23,000
Debt Instrument, Unamortized Discount (in Dollars)		0.45	0.45				(200,278)	(200,278)				(307,126)	(91,818)									(307,126)	(200,278)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	75,000											6,668,000	150,000
Share-based Compensation (in Dollars)	$ 6,750							$ 0	$ 0					$ 342,801	$ 342,801	$ 223,246	$ 130,900	$ 140,000	$ 324,500	$ 89,728	$ 918,187	$ 2,018,280	$ 2,018,280

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Sep. 30, 2012	Dec. 01, 2011
Cash and cash equivalents	$ 1,073	$ 4,844
Derivative liability	(314,928)	(442,311)
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	1,073	4,844
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ (314,928)	$ (442,311)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Fair Value Assumptions of Derivative Liability (Derivative [Member])	9 Months Ended
Sep. 30, 2012
Minimum [Member]
Risk free interest rate	0.18%
Expected life (years)	0 years
Volatility	0.00%
Maximum [Member]
Risk free interest rate	0.19%
Expected life (years)	3 years
Dividend Yield	0.00%
Volatility	162.00%

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Reconciliation of Derivative Liability: (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2010	Sep. 30, 2012	Dec. 31, 2011
Value		$ 442,311	$ 160,659
Issuance of instruments		174,447	840,442
Decrease in Value	164,760	(162,014)	(40,030)
Reclassification		(139,816)	(518,760)
Value		$ 314,928	$ 442,311

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Notes and Loans Payable (USD $)	Sep. 30, 2012	Mar. 23, 2012	Feb. 14, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Promissory Note Payable	$ 744,663			$ 387,661	$ 125,000
Less: Unamortized Discount	(200,278)	0.45	0.45	(307,126)	(91,818)
	544,385			80,535	33,182
JMJ Financial Inc [Member]
Convertible Promissory Note Payable	191,663			207,161
Asher Enterprises Inc [Member] | Due April 26, 2012 [Member]
Convertible Promissory Note Payable				40,000
Asher Enterprises Inc [Member] | Due June 1, 2012 [Member]
Convertible Promissory Note Payable				45,000
Asher Enterprises Inc [Member] | Due August 7, 2012 [Member]
Convertible Promissory Note Payable				42,500
Asher Enterprises Inc [Member] | Due September 19, 2012 [Member]
Convertible Promissory Note Payable				53,000
Asher Enterprises Inc [Member] | Due February 15, 2013 [Member]
Convertible Promissory Note Payable	53,000
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Convertible Promissory Note Payable	42,500
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Convertible Promissory Note Payable	42,500
Tca Global Credit Master Fund Lp [Member]
Convertible Promissory Note Payable	175,000
Individual Investors [Member]
Convertible Promissory Note Payable	$ 240,000

NOTE 2 - UNCERTAINTIES (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended														16 Months Ended	184 Months Ended	193 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2011	Sep. 30, 2012
Net Income (Loss) Attributable to Parent	$ (1,311,664)	$ (695,391)	$ (4,204,031)	$ (2,777,528)	$ (4,218,278)	$ (2,615,046)	$ (2,463,751)	$ (1,335,154)	$ (4,475,017)	$ (598,302)	$ (1,310,783)	$ (1,552,008)	$ (1,391,519)	$ (1,933,676)	$ (2,199,085)	$ (1,347,859)	$ (4,014,555)	$ (2,584,383)	$ (795,376)	$ (29,834,790)	$ (34,038,821)

NOTE 3 - MAXXON/GLOBE JOINT VENTURE AGREEMENT (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2005	Dec. 31, 2007	Nov. 03, 2005
Percentage Of Definitive Joint Venture Agreement			50.00%
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 625,066	$ 10,000
Granted Request For Summary Judgment Awarded	311,440
Return Of Common Stock (in Shares)	266,667
Debt Conversion, Original Debt, Amount Three			$ 0.5

NOTE 4 - OTHER COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	9 Months Ended	12 Months Ended												16 Months Ended		12 Months Ended							0 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Sep. 30, 2012 Professional Fees [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Mar. 31, 2012 Chief Operating Officer [Member]	May 31, 2012 Chief Financial Officer [Member]	Sep. 30, 2012 Vendors [Member]	Sep. 30, 2012 Yeso Med [Member]	Sep. 30, 2012 YesoMed, First Purchase [Member]	Dec. 14, 2010 Former CEO [Member]	Dec. 31, 2008 Former CEO [Member]	Sep. 30, 2012 Former CEO [Member]	Dec. 15, 2010 Former CEO [Member]	Oct. 12, 2010 Former CEO [Member]
Annual Salary Agreement																$ 247,500	$ 225,000	$ 165,000	$ 165,000
Accrued Salaries, Current	149,140	120,000	246,225
Accrued Payroll Taxes, Current	319,052
Accounts Payable and Accrued Liabilities, Current	1,283,738	719,901	384,984												432,463					875,320	236,630	206,227
Stock Issued During Period, Shares, Issued for Services (in Shares)	1,808,390	1,513,943	2,194,890																				400,000	271,491
Stock Issued During Period, Value, Issued for Services (in Dollars)		481,100	560,772	268,500	259,920	390,000	107,500	476,500	914,000	422,450	405,000	166,743	574,549	173,427										133,030
Due to Related Parties, Current																							924,568		708,187	740,568	924,568
Increase (Decrease) in Due to Related Parties																							$ 184,000

NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended												16 Months Ended	193 Months Ended	9 Months Ended		12 Months Ended													16 Months Ended	184 Months Ended	193 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended		12 Months Ended
	Mar. 12, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Sep. 30, 2012	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2005 Common Stock [Member]	Dec. 31, 2004 Common Stock [Member]	Dec. 31, 2003 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Dec. 31, 1999 Common Stock [Member]	Dec. 31, 1998 Common Stock [Member]	Dec. 31, 1997 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Drawdown Equity Financing Agreement [Member]	Dec. 31, 2010 Third Party Investors Agreement [Member]	Sep. 30, 2012 Series 2006 Preferred Stock [Member]	Sep. 30, 2012 Series 2009 Preferred Stock [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Former President [Member]
Preferred Units, Outstanding				1,000,000																																				1,000,000
Preferred Units, Issued																																								1,000,000
Stock Repurchased and Retired During Period, Shares																																									500,000			500,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)				$ 0.001																																				$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues																																						656,015	4,810,287			400,000	2,286,000
Stock Issued During Period, Value, New Issues (in Dollars)																																						$ 206,471	$ 2,136,016			$ 140,160
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	75,000			6,668,000	150,000													475,000		6,668,000	150,000	6,751,250	2,300,000	125,000	1,000,000	1,800,000	5,866,000	1,140,000	2,006,822		300,000	545,867				800,000	117,400							2,000,000
Proceeds from Stock Options Exercised (in Dollars)		635,707	0	1,679,420	37,500												635,707	108,025
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised																																				800,000
Proceeds from Warrant Exercises (in Dollars)					58,700			6,914			72,100										117			346	6,000		1,462									394,136	58,700
Stock Issued During Period, Shares, Issued for Services		1,808,390		1,513,943	2,194,890															1,513,943	2,194,891	2,049,704	1,419,704	1,225,000	5,500,000	21,250,000	32,850,000			450,000	164,069	988,007	90,499
Issuance of Stock and Warrants for Services or Claims (in Dollars)		410,675																410,675	355,850	481,100	810,773													5,583,362	5,994,037
Debt Conversion, Converted Instrument, Shares Issued		7,415,913		3,021,738	399,441															3,191,367	799,441	271,491	271,491							50,000		44,827	64,500
Debt Conversion, Converted Instrument, Amount (in Dollars)		1,171,826		962,124	175,000
Preferred Stock, Shares Issued		1,000,000		1,000,000	1,000,000												1,000,000																										1,000,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 481,100	$ 560,772	$ 268,500	$ 259,920	$ 390,000	$ 107,500	$ 476,500	$ 914,000	$ 422,450	$ 405,000	$ 166,743	$ 574,549	$ 173,427				$ 1,514	$ 2,194	$ 2,049	$ 1,419	$ 1,225	$ 5,500	$ 21,250	$ 32,850			$ 450	$ 164	$ 988	$ 90
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																																					1,989,000

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING (Detail) - Stock Options and Warrants Outstanding Activities (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance		17,973,750
Average Exercise Price (in Dollars per share)		$ 0.27
Granted (in Dollars per share)		$ 0.28
Exercised	75,000		6,668,000	150,000
Exercised (in Dollars per share)		$ 0.25
Expired/Forfeited (in Dollars per share)		$ 0.25
Balance		18,073,750	17,973,750
Average Exercise Price (in Dollars per share)		$ 0.26	$ 0.27
Stock Options [Member]
Balance		15,473,750
Granted		2,675,000
Exercised		75,000
Balance		18,073,750
Warrant [Member]
Balance		3,371,600
Granted		5,649,007	1,500,000
Exercised		800,000		117,400
Expired/Forfeited		2,571,600
Balance		5,649,007	3,371,600
Options and Warrants [Member]
Balance		18,845,350
Average Exercise Price (in Dollars per share)		$ 0.39	$ 0.16
Granted		8,324,007	13,307,000
Granted (in Dollars per share)			$ 1.17
Exercised		875,000	(6,668,000)
Exercised (in Dollars per share)			$ 0.25
Expired/Forfeited		2,571,600
Balance		23,722,757	18,845,350
Average Exercise Price (in Dollars per share)			$ 0.39

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING (Detail) - Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number Outstanding (in Shares)	18,073,750	17,973,750
Weighted Average Exercise Price	$ 0.26	$ 0.27
Number Exercisable (in Shares)	18,073,750	17,973,750
Option One [Member]
Lower Exercise Price	$ 0.08	$ 0.08
Upper Exercise Price	$ 0.25	$ 0.25
Number Outstanding (in Shares)	10,453,750	10,453,750
Weighted Average Remaining Contractual Life	1 year 3 months	2 years
Weighted Average Exercise Price	$ 0.12	$ 0.12
Number Exercisable (in Shares)	10,453,750	10,453,750
Weighted Average Exercise Price	$ 0.12
Option Two [Member]
Lower Exercise Price	$ 0.26	$ 0.26
Upper Exercise Price	$ 1	$ 1
Number Outstanding (in Shares)	7,620,000	7,520,000
Weighted Average Remaining Contractual Life	266 days	2 years 164 days
Weighted Average Exercise Price	$ 0.4	$ 0.4
Number Exercisable (in Shares)	7,620,000	7,520,000
Weighted Average Exercise Price	$ 0.4
Option Three [Member]
Lower Exercise Price	$ 1	$ 1
Upper Exercise Price	$ 10	$ 10

NOTE 7 - RELATED PARTY TRANSACTIONS (Detail) (USD $)	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 sqm	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2011 Former Director [Member]
Operating Leases, Rent Expense, Net	$ 30,000	$ 99,608
Stock Issued During Period, Shares, New Issues			400,000	2,286,000	1,599,125	1,645,625
Area of Real Estate Property (in Square Meters)		2,395

NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Statement of Operations (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended														16 Months Ended	184 Months Ended	193 Months Ended
	Oct. 18, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2011	Sep. 30, 2012
Operating Loss		$ 864,600	$ 566,535	$ 3,192,075	$ 2,377,323	$ 3,843,069	$ 2,372,954															$ 32,509,477
Interest Expense		(411,659)	(130,295)	(1,198,603)	(321,123)	(567,081)	(216,671)															(2,100,796)
Embedded Derivative Expense	561					(250,727)	(48,861)
Net loss		(1,311,664)	(695,391)	(4,204,031)	(2,777,528)	(4,218,278)	(2,615,046)	(2,463,751)	(1,335,154)	(4,475,017)	(598,302)	(1,310,783)	(1,552,008)	(1,391,519)	(1,933,676)	(2,199,085)	(1,347,859)	(4,014,555)	(2,584,383)	(795,376)	(29,834,790)	(34,038,821)
Scenario, Previously Reported [Member]
Operating Loss				2,360,314
Interest Expense				166,671
Embedded Derivative Expense				48,299
Gain on Fair Value of Derivative				12,640
Net loss				2,575,284
Scenario, Adjustment [Member]
Interest Expense				(50,000)
Embedded Derivative Expense				(561)
Gain on Fair Value of Derivative				10,801
Net loss				(39,760)
Scenario, Actual [Member]
Operating Loss				2,360,314
Interest Expense				216,671
Embedded Derivative Expense				48,861
Gain on Fair Value of Derivative				23,441
Net loss				$ 2,615,046

NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Adjustment of Derivative Liability (USD $)	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011
Paid in capital prior to adjustment	$ 25,186,270	$ 32,893,316	$ 29,463,498
Reduction in paid capital due to reduction in debt discount	(125,000)
Increase in paid in capital due to decrease in embedded derivative liability	164,761
Paid in capital after adjustment	$ 25,226,031	$ 32,893,316	$ 29,463,498

NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Estimated Useful Life of Assets	12 Months Ended
Dec. 31, 2011
Estimated Useful Life
Asset Category	Useful Lives (years)

Machinery and equipment	3	to	15
Furniture and fixtures			7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

Machinery and Equipment [Member] | Minimum [Member]
Estimated Useful Life	3
Machinery and Equipment [Member] | Maximum [Member]
Estimated Useful Life	15
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Life	7
Leasehold Improvements [Member] | Minimum [Member]
Estimated Useful Life	Shorter of leasehold improvement life or remaining term of lease

NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Sep. 30, 2012	Dec. 01, 2011
Cash and cash equivalents	$ 1,073	$ 4,844
Derivative liability	(314,928)	(442,311)
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	1,073	4,844
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ (314,928)	$ (442,311)

NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Fair Value Assumptions of Derivative Liabilities (Derivative [Member])	12 Months Ended
Dec. 31, 2011
Minimum [Member]
Risk free interest rate	0.10%
Expected life (years)	0 years
Volatility	0.00%
Maximum [Member]
Risk free interest rate	0.19%
Expected life (years)	3 years
Dividend Yield	0.00%
Volatility	186.00%

NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Reconciliation of Derivative Liability (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2010	Sep. 30, 2012	Dec. 31, 2011
Value		$ 442,311	$ 160,659
Issuance of instruments		174,447	840,442
Decrease in Value	164,760	(162,014)	(40,030)
Reclassification		(139,816)	(518,760)
Value		$ 314,928	$ 442,311

NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Notes and Loans Payable (USD $)	Sep. 30, 2012	Mar. 23, 2012	Feb. 14, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Promissory Note Payable	$ 744,663			$ 387,661	$ 125,000
Less: Unamortized Discount	(200,278)	0.45	0.45	(307,126)	(91,818)
	544,385			80,535	33,182
JMJ Financial Inc [Member]
Convertible Promissory Note Payable	191,663			207,161
Asher Enterprises Inc [Member] | Due July 19, 2011 [Member]
Convertible Promissory Note Payable					125,000
Asher Enterprises Inc [Member] | Due April 26, 2012 [Member]
Convertible Promissory Note Payable				40,000
Asher Enterprises Inc [Member] | Due June 1, 2012 [Member]
Convertible Promissory Note Payable				45,000
Asher Enterprises Inc [Member] | Due August 7, 2012 [Member]
Convertible Promissory Note Payable				42,500
Asher Enterprises Inc [Member] | Due September 19, 2012 [Member]
Convertible Promissory Note Payable				$ 53,000

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING (Detail) - Stock Options and Warrants Outstanding Activities (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Average Exercise Price (in Dollars per share)		$ 0.27
Granted (in Dollars per share)		$ 0.28
Exercised	75,000		6,668,000	150,000
Exercised (in Dollars per share)		$ 0.25
Average Exercise Price (in Dollars per share)		$ 0.26	$ 0.27
Employee Stock Option [Member]
Balance			12,834,750
Granted			11,807,000
Exercised			(6,668,000)
Balance			17,973,750
Warrant [Member]
Balance		3,371,600	1,871,600
Granted		5,649,007	1,500,000
Exercised		800,000		117,400
Balance			3,371,600	1,871,600
Options and Warrants [Member]
Balance		21,345,350	14,706,350
Average Exercise Price (in Dollars per share)		$ 0.39	$ 0.16
Granted		8,324,007	13,307,000
Granted (in Dollars per share)			$ 1.17
Exercised		875,000	(6,668,000)
Exercised (in Dollars per share)			$ 0.25
Balance			21,345,350
Average Exercise Price (in Dollars per share)			$ 0.39

NOTE 6 - STOCK OPTIONS AND WARRANTS OUTSTANDING (Detail) - Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number Outstanding (in Shares)	18,073,750	17,973,750
Weighted Average Exercise Price	$ 0.26	$ 0.27
Number Exercisable (in Shares)	18,073,750	17,973,750
Option One [Member]
Range of Exercise Price, Lower	$ 0.08	$ 0.08
Range of Exercise Price, Upper	$ 0.25	$ 0.25
Number Outstanding (in Shares)	10,453,750	10,453,750
Weighted Average Remaining Contractual Life	1 year 3 months	2 years
Weighted Average Exercise Price	$ 0.12	$ 0.12
Number Exercisable (in Shares)	10,453,750	10,453,750
Weighted Average Exercise Price, Exercisable		$ 0.12
Option Two [Member]
Range of Exercise Price, Lower	$ 0.26	$ 0.26
Range of Exercise Price, Upper	$ 1	$ 1
Number Outstanding (in Shares)	7,620,000	7,520,000
Weighted Average Remaining Contractual Life	266 days	2 years 164 days
Weighted Average Exercise Price	$ 0.4	$ 0.4
Number Exercisable (in Shares)	7,620,000	7,520,000
Weighted Average Exercise Price, Exercisable		$ 0.4
Option Three [Member]
Range of Exercise Price, Lower	$ 1	$ 1
Range of Exercise Price, Upper	$ 10	$ 10

NOTE 8 - REVERSE STOCK SPLIT (Detail)	1 Months Ended
	Jan. 31, 2007	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2007	Jan. 17, 2007
Stockholders' Equity, Reverse Stock Split	On January 18, 2007, the Company's name changed from Maxxon, Inc. to Revolutions Medical Corporation and the Company's common stock was reverse split on a 20 to 1 basis which changed the number of outstanding shares of common stock from 145,560,798 to 7,272,972.
Common Stock, Shares, Outstanding		65,628,176	54,729,606	42,869,909	7,272,972	145,560,798
Common Stock, Shares Authorized		250,000,000	250,000,000	250,000,000	250,000,000

NOTE 9 - ACQUISITION OF CLEAR IMAGE ACQUISITION CORP (Detail) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2008	Mar. 31, 2007	Dec. 31, 2007	Nov. 30, 2008	Mar. 26, 2007
Business Acquisition, Purchase Price Allocation, Goodwill Amount (in Dollars)		23,274
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)		3,309,515
Chief Executive Officer [Member]
Stock Issued During Period, Shares, Acquisitions		2,286,000
Director, Beahm [Member]
Stock Issued During Period, Shares, Acquisitions		1,599,125
Director, O'Brien [Member]
Stock Issued During Period, Shares, Acquisitions		1,645,625
Clear Image Acquisition Corp [Member]
Equity Method Investment, Ownership Percentage				62.20%
Stock Issued During Period, Shares, Acquisitions	12,208	8,273,788	8,200,000
Shares, Outstanding					8,260,139
Share Price (in Dollars per share)			$ 0.4
Business Acquisition, Purchase Price Allocation, Goodwill Amount (in Dollars)			$ 23,000